Fidelity DestinySM Portfolios:

Destiny I - Class O

Destiny II - Class O

Annual Report

September 30, 2002

(destiny_logo_graphic)

Annual Report

Contents

Annual Report

Performance	<Click Here>	How the funds have done over time.
Fund Talk	<Click Here>	The managers' review of the funds' performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the funds' investments over the past six months.
Destiny I
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Destiny II
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Independent Auditors' Report	<Click Here>	The auditors' opinion.
Trustees and Officers	<Click Here>
Distributions	<Click Here>

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Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any bank or depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

The views expressed in this report reflect those of each fund's portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Destiny Portfolios: Destiny I: Class O

Performance: The Bottom Line

$10,000 Over 10 Years

Cumulative Total Returns

Periods ended September 30, 2002	Past 1 year	Past 5 years	Past 10 years
Destiny I: CL O	-18.69%	-33.39%	91.35%
S&P 500	-20.49%	-7.88%	136.69%
LipperSM Growth Funds Average	-19.63%	-13.34%	113.20%
Large Cap Core Funds Average	-20.41%	-12.87%	112.55%

Let's say hypothetically that $10,000 was invested in DestinySM I: Class O on September 30, 1992. The chart shows how the value of your investment would have grown, and also shows how the S&P 500® Index did over the same period. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Average Annual Total Returns

Periods ended September 30, 2002	Past 1 year	Past 5 years	Past 10 years
Destiny I: CL O	-18.69%	-7.80%	6.70%
$50/month 15-Year Plan	-61.13%	-11.13%	5.31%
S&P 500	-20.49%	-1.63%	9.00%
Lipper Growth Funds Average	-19.63%	-3.26%	7.33%
Large Cap Core Funds Average	-20.41%	-2.89%	7.66%

The charts above show Destiny I: Class O total returns, which include changes in share price and reinvestment of dividends and capital gains. The fund's cumulative total returns and average annual total returns do not include the effects of the separate sales charges and custodian fees assessed through Destiny Plans I: O (the Plans); the figures provided for a "$50/month 15-year plan" illustrate the fund's performance adjusted to reflect fees and sales charges assessed by the Plans. The illustrations assume an initial investment at the beginning of each period shown. Because the illustrations assume yearly lump sum investments, they do not reflect what investors would have earned had they made regular monthly investments over the period. As shares of the funds may be acquired only through the Plans, investors should consult the Plans' prospectus for more complete information on the impact of the separate charges and fees applicable to each Plan. The rate (%) of deductions decreases as Plan sizes increase. Figures for the S&P 500, a market capitalization-weighted index of common stocks, include reinvestment of dividends. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Fidelity Destiny Portfolios: Destiny II: Class O

Performance: The Bottom Line

$10,000 Over 10 Years

Cumulative Total Returns

Periods ended September 30, 2002	Past 1 year	Past 5 years	Past 10 years
Destiny II: CL O	-16.39%	0.90%	186.65%
S&P 500	-20.49%	-7.88%	136.69%
Lipper Growth Funds Average	-19.63%	-13.34%	113.20%
Large Cap Core Funds Average	-20.41%	-12.87%	112.55%

Let's say hypothetically that $10,000 was invested in Destiny II: Class O on September 30, 1992. The chart shows how the value of your investment would have grown, and also shows how the S&P 500 Index did over the same period. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Average Annual Total Returns

Periods ended September 30, 2002	Past 1 year	Past 5 years	Past 10 years
Destiny II: CL O	-16.39%	0.18%	11.11%
$50/month 15-Year Plan	-60.03%	-3.43%	9.65%
S&P 500	-20.49%	-1.63%	9.00%
Lipper Growth Funds Average	-19.63%	-3.26%	7.33%
Large Cap Core Funds Average	-20.41%	-2.89%	7.66%

The charts above show Destiny II: Class O total returns, which include changes in share price and reinvestment of dividends and capital gains. The fund's cumulative total returns and average annual total returns do not include the effects of the separate sales charges and custodian fees assessed through Destiny Plans II: O (the Plans); the figures provided for a "$50/month 15-year plan" illustrate the fund's performance adjusted to reflect fees and sales charges assessed by the Plans. The illustrations assume an initial investment at the beginning of each period shown. Because the illustrations assume yearly lump sum investments, they do not reflect what investors would have earned had they made regular monthly investments over the period. As shares of the funds may be acquired by the general public only through the Plans, investors should consult the Plans' prospectus for more complete information on the impact of the separate charges and fees applicable to each Plan. The rate (%) of deductions decreases as Plan sizes increase. Figures for the S&P 500, a market capitalization-weighted index of common stocks, include reinvestment of dividends. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Fidelity Destiny Portfolios: Destiny I

Fund Talk: The Manager's Overview

Market Recap

After a year and a half of losses, investors looking for some improvement in the stock market found little relief during the 12-month period ending September 30, 2002. The Standard & Poor's 500SM Index, a benchmark of 500 larger companies, fell 20.49%, while the tech-heavy NASDAQ Composite® Index and the blue chips' benchmark, the Dow Jones Industrial AverageSM, dropped 21.52% and 12.46%, respectively. Smaller-cap stocks fared slightly better but still proved disappointing, as evidenced by the 9.30% decline in the Russell 2000® Index. A year ago, the outlook for stocks looked particularly dismal in the aftermath of September 11, but the market initially rebounded surprisingly well as many investors stepped in to scoop up stocks at bargain prices. Expectations for an economic recovery were heightened after the Federal Reserve Board lowered interest rates in the fourth quarter of 2001 to levels not seen since the 1960s. However, optimism for a sustained market rally was muted by a series of worries that arose in 2002 and unleashed a high level of uncertainty that lasted throughout the remainder of the period. Among the concerns, the economy continued to grow in a slow and uneven fashion. This sporadic economic growth caused product sales to slow and inventories to build up, forcing many companies to cut costs - often in the form of workforce reductions - to meet their quarterly profit expectations. Despite reduced costs, corporate earnings generally were disappointing and provided cause for much of the selling pressure that plagued the market. In addition to meager profits, reports alleging egregious corporate conduct at many high-profile firms fostered a wave of discontentment among investors and sent many of them to the sidelines. Enhancing their pessimism was a series of corporate accounting investigations by the Securities and Exchange Commission that resulted in several earnings restatements - most of which were lower. Also weighing on the market was the possibility of a U.S. war with Iraq and/or future terrorist incidents, the lingering threat of deflation, weaker-than-expected consumer spending in August and concerns about the erosion in consumer spending that often follows a severe decline in the labor market.

(Portfolio Manager photograph)

An interview with Karen Firestone, Portfolio Manager of Destiny I

Q. How did the fund perform, Karen?

A. While I'm somewhat pleased with our results on a relative basis, I wish the fund's absolute returns were stronger. For the 12 months that ended September 30, 2002, the fund's Class O shares returned -18.69%, outperforming both the Standard & Poor's 500 Index and the Lipper Inc. growth funds average, which declined 20.49% and 19.63%, respectively.

Q. What swayed performance during the past year?

A. Good stock picking helped the fund top its benchmarks during the period. As the prospects for a strong economic recovery dimmed, I became more cautious heading into 2002, emphasizing simple, high-quality companies with good earnings visibility, decent growth rates and reasonably attractive valuations. Assuming a more conservative posture, I limited the fund's exposure to higher-growth names with little-to-no current earnings that suffered the most amid difficult market conditions and were hurt further by concerns about corporate mismanagement and geopolitical unrest. In addition, we benefited from completely avoiding most companies with overly complex accounting structures - including Tyco International, WorldCom and Qwest Communications - that were wracked by financial reporting scandals. While this conservative positioning paid off relative to the index, it also proved effective versus our competitors, which remained more aggressive on average.

Q. What other strategies worked?

A. I invested in several mid- and large-sized industrial and consumer stocks that performed nicely in a tough market. Defense stocks, such as Lockheed Martin, were strong, as were such rail stocks as Union Pacific. Additionally, the fund got a boost from its ample exposure to fast-growing specialty and multiline retailers, including Lowe's and Big Lots, respectively, as well as to auto component maker TRW. Tribune Company further aided performance, bucking a downtrend in the media sector. I also played some pretty good defense. I added to holdings in attractively priced consumer staples stocks, such as Alberto-Culver and Coca-Cola, which helped during the period as fears of a double-dip recession percolated and the market paid a premium for predictability in earnings. Finally, the fund benefited from underweighting telecommunication services and utilities stocks, which were plagued by continued weak business fundamentals.

Annual Report

Fidelity Destiny Portfolios: Destiny ____

Fund Talk: The Manager's Overview - continued

Q. How did some of your other investment decisions work out?

A. Within technology, I pared some of our more volatile holdings late in 2001 to take profits because I felt the stocks were vulnerable to further declines. While that move sheltered the fund somewhat as the sector weakened, performance was hurt by an emphasis on large-cap hardware names, such as Intel, which suffered from still-sluggish capital spending and a delayed new personal computer cycle. Still, having an overweighting in Microsoft helped, as the stock outpaced the index due to more stable earnings. Elsewhere, our health care holdings hampered returns. Despite favorable results from our equipment and services stocks - most notably Boston Scientific - small positions in several weak biotechnology holdings hamstrung us. Ilex Oncology, Protein Design Labs, Cell Therapeutics and Millennium Pharmaceuticals were notable detractors, hurt by weakness in the NASDAQ, as investors embraced companies with better near-term earnings prospects. The damage would have been worse had I not scaled back on the fund's large-cap drug stocks, which were plagued by patent expirations, slower product approvals and manufacturing problems, among other factors. Johnson & Johnson, however, was one exception. Underweighting the stock hurt, as it performed relatively well due to investors' enthusiasm for its new drug-coated stents. In finance, the fund lost ground by holding too few regional banks, which continued to benefit from last year's aggressive interest rate cuts. Finally, I unfortunately wasn't early enough in exiting scandal-ridden media company Adelphia Communications. Some other stocks I've mentioned also were not held at period end.

Q. What's your outlook?

A. Given my uncertainty about the direction of the economy in the near term, I'll stay focused on finding companies I feel are likely to grow their revenues and earnings and outperform the market through any environment, whether it's continued sluggishness or a recovery. I'm particularly interested in growth stories related to advances in medical devices, successful media enterprises, consumer product portfolios and distribution, as well as defense contractors. At the same time, I'll continue to be cautious and avoid companies with complicated corporate structures, overly aggressive managements and/or any situation where the reported numbers don't seem to make sense.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page <Click Here>.

Fund Facts

Goal: seeks capital growth

Start date: July 10, 1970

Size: as of September 30, 2002, more than $2.7 billion

Manager: Karen Firestone, since 2000; manager, Fidelity Advisor Large Cap Stock Fund and Fidelity Large Cap Stock Fund, since 1998; several Fidelity Select Portfolios, 1986-1997; joined Fidelity in 1983

3

Karen Firestone reviews her core strategies:

"I feel the companies that have been able to withstand and overcome economic softness over the past couple of years are the ones likely to shine the brightest during an economic recovery. These are companies whose products or services have been in demand, and could be in even stronger demand as the economy revives. Examples of stocks I held during the period that fit the bill included Lowe's, Gillette, Tribune Company, Wells Fargo, Coca-Cola and FedEx.

"As I've stated before, I think it's inappropriate for me - given the fund's mandate - to avoid growth stocks just because they are out of favor. Investors put money into my fund because I represent growth investing. So, as a growth fund manager, I feel I need to have ample exposure to the more volatile areas of the market, such as technology, and to invest in good companies at bargain prices, even when it's difficult to do so. While I didn't increase the fund's weighting in tech during the period, I wasn't tempted to sell much either, since I had strong conviction in the high-quality companies I owned. The overall tech weighting did come down, however, largely as a result of the stocks coming down more than the market.

"Before I invest in it, I need to understand the component businesses that make up a company. If I can't figure out its financials or what's driving the business, then I don't want to own its stock. Nor will I invest if I am not completely comfortable with a firm's top leaders or if I sense any indication that something is amiss, because that usually spells trouble. It is critical that I keep portfolio management in my hands and not allow corporate missteps to dictate performance. While I don't believe we have come to the end of the corporate scandal phenomenon, I hope that my investment discipline keeps us from owning troubled names."

Annual Report

Fidelity Destiny Portfolios: Destiny II

Fund Talk: The Manager's Overview

Market Recap

After a year and a half of losses, investors looking for some improvement in the stock market found little relief during the 12-month period ending September 30, 2002. The Standard & Poor's 500SM Index, a benchmark of 500 larger companies, fell 20.49%, while the tech-heavy NASDAQ Composite® Index and the blue chips' benchmark, the Dow Jones Industrial AverageSM, dropped 21.52% and 12.46%, respectively. Smaller-cap stocks fared slightly better but still proved disappointing, as evidenced by the 9.30% decline in the Russell 2000® Index. A year ago, the outlook for stocks looked particularly dismal in the aftermath of September 11, but the market initially rebounded surprisingly well as many investors stepped in to scoop up stocks at bargain prices. Expectations for an economic recovery were heightened after the Federal Reserve Board lowered interest rates in the fourth quarter of 2001 to levels not seen since the 1960s. However, optimism for a sustained market rally was muted by a series of worries that arose in 2002 and unleashed a high level of uncertainty that lasted throughout the remainder of the period. Among the concerns, the economy continued to grow in a slow and uneven fashion. This sporadic economic growth caused product sales to slow and inventories to build up, forcing many companies to cut costs - often in the form of workforce reductions - to meet their quarterly profit expectations. Despite reduced costs, corporate earnings generally were disappointing and provided cause for much of the selling pressure that plagued the market. In addition to meager profits, reports alleging egregious corporate conduct at many high-profile firms fostered a wave of discontentment among investors and sent many of them to the sidelines. Enhancing their pessimism was a series of corporate accounting investigations by the Securities and Exchange Commission that resulted in several earnings restatements - most of which were lower. Also weighing on the market was the possibility of a U.S. war with Iraq and/or future terrorist incidents, the lingering threat of deflation, weaker-than-expected consumer spending in August and concerns about the erosion in consumer spending that often follows a severe decline in the labor market.

(Portfolio Manager photograph)

An interview with Adam Hetnarski, Portfolio Manager of Destiny II

Q. How did the fund perform, Adam?

A. The fund outperformed its benchmarks in an extremely volatile environment. For the 12 months ending September 30, 2002, the fund's Class O shares returned -16.39%, well ahead of the Standard & Poor's 500 Index and the Lipper growth funds average, which returned -20.49% and -19.63%, respectively.

Q. What factors influenced the fund's return?

A. The fund's return was weak in absolute terms because the stock market continued to correct in response to the late-1990s bubble in share prices. We did well on a relative basis, however, in part because of favorable stock selection in the industrials sector, where I avoided or underweighted most of the traditional cyclical names. Instead, I focused on stocks and industries where I saw a specific, potentially powerful catalyst. For example, defense stocks - a subsector of industrials - were lifted in the short term by the possibility of conflict with Iraq, but their longer-term prospects also remained bright due to projected increases in defense spending over the next several years by the federal government. Overweighting consumer staples also had a positive effect on the fund's performance compared with the benchmark, as investors were attracted to stocks that tend to be less dependent on overall economic activity. I'll also mention an underweighting and stock selection in technology as favorable influences. Partially offsetting these positive factors was my stock selection in health care, where our drug holdings encountered a variety of problems that resulted in poor performance. An underweighting in financials, which registered a smaller loss than most other sectors, also worked against the fund's relative performance.

Q. What was the fund's positioning during the period?

A. Throughout the period I was cautious and therefore positioned the fund defensively, emphasizing stocks that I thought could outperform the market in a challenging economic environment. Also, I was very conscious of valuations, which meant being willing to walk away from positions earlier than I would have under more favorable conditions. In baseball vernacular, I tried to hit singles and doubles instead of swinging for the fences. At the same time, when stock prices cratered in July and again in September, I began to establish positions in beaten-down companies - for example, in technology - that might be good long-term opportunities if the economy recovers.

Annual Report

Fidelity Destiny Portfolios: Destiny ____

Fund Talk: The Manager's Overview - continued

Q. Which stocks contributed to the fund's performance?

A. Lockheed Martin was our best contributor. Increasing profit margins and a favorable outlook for the defense industry helped the stock. The fund also was aided by Western Digital and Maxtor, two disk drive manufacturers whose stocks strengthened due in part to firm demand from the video gaming industry. I substantially reduced positions in both stocks as their share prices rallied - a good decision, as it turned out. Also meriting mention is Winnebago Industries, a maker of recreational vehicles (RVs). Demographic studies have shown that baby boomers - those individuals born between 1946 and 1964, with many now nearing retirement - like to spend money on RVs, a trend that helped Winnebago during the period.

Q. Which stocks disappointed you?

A. AOL Time Warner was the fund's largest detractor, hampered by a steady stream of negative news about AOL's sagging ad revenues and aggressive accounting tactics. Drug stock Bristol-Myers Squibb was hurt when it had to take a charge against earnings to compensate for overshipping product to its distributors, while competitor Pfizer declined amid negative sentiment toward drug stocks and the uncertainty generated by its announcement in July of plans to buy Pharmacia. Microsoft, the fund's largest position at the end of the period, was a negative contributor in absolute terms but withstood the intense selling pressure better than most technology stocks.

Q. What's your outlook, Adam?

A. I believe it could take a while for the economy to make a meaningful recovery. In the meantime, we could see more downside volatility in the stock market, punctuated by occasional sharp rallies as the market probes for a bottom. Knowing your companies well and watching valuations carefully should continue to be essential. The further the market declines, however, the more attractive some of the more cyclical plays are getting in industries such as semiconductors, semiconductor capital equipment and telecommunications equipment. I'll be watching these areas carefully in the months to come.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page <Click Here>.

Fund Facts

Goal: seeks capital growth

Start date: December 30, 1985

Size: as of September 30, 2002, more than $3.8 billion

Manager: Adam Hetnarski, since 2000; manager, Contrafund II, since 2000; Fidelity Export and Multinational Fund, 1998-2000; Fidelity Select Technology Portfolio and Fidelity Advisor Technology Fund, 1996-1998; analyst, networking and electronics industries, 1994-1996; joined Fidelity in 1991

3

Adam Hetnarski discusses the possibility of a double-dip recession:

"There's been a lot of speculation recently about the possibility of a double-dip recession - that is, a recession followed by a partial recovery, after which the economy slides back into recession. I favor the double-dip scenario, and I think it's possible that we've already entered the second dip. It's during this period of weakness that we're likely to see the pullback in consumer spending that is characteristic of virtually every recession on record but has yet to occur in this one. The only way I can see to avoid this second dip is if corporate capital spending rebounds quickly, which doesn't seem likely given the excess capacity and uncertainty about corporate earnings that still exist.

"Companies in many sectors are still cutting staff. Meanwhile, the stock market continues to struggle at a time when a near-record percentage of households have exposure to stocks. Consequently, consumer confidence is unlikely to rebound from current levels any time soon and could fall further. Low interest rates have propped up consumer spending by freeing up cash through mortgage refinancing. However, if consumers retrench in response to further deterioration in stock prices or the employment market, it could put a damper on spending. Since consumer spending accounts for approximately two-thirds of the total demand for U.S. goods and services, we could well see several more quarters of negative GDP - or gross domestic product, a measure of goods and services produced in the U.S. Furthermore, if housing prices begin to weaken, the resulting loss of equity could undermine consumers' ability to borrow additional funds, and the second dip of the downturn might be lengthened as a result.

"I still expect to see some attractive investment opportunities in most sectors. However, I believe that in the wake of a historic stock market bubble and a period of prolonged economic expansion, it would be irrational not to expect a more serious economic downturn than we have seen so far. Stock selection and portfolio construction should continue to be important in distinguishing the better mutual funds from those that underperform the market."

Annual Report

Investment Changes

Top Ten Equity Holdings - Destiny I
as of September 30, 2002		as of March 31, 2002
Microsoft Corp.		Microsoft Corp.
Philip Morris Companies, Inc.		Philip Morris Companies, Inc.
Wal-Mart Stores, Inc.		General Electric Co.
The Coca-Cola Co.		Pfizer, Inc.
General Electric Co.		Wal-Mart Stores, Inc.
Pfizer, Inc.		Intel Corp.
Exxon Mobil Corp.		Exxon Mobil Corp.
Intel Corp.		International Business Machines Corp.
Lowe's Companies, Inc.		The Coca-Cola Co.
Wells Fargo & Co.		Citigroup, Inc.
Top Ten Equity Holdings - Destiny II
as of September 30, 2002		as of March 31, 2002
Microsoft Corp.		Microsoft Corp.
The Coca-Cola Co.		The Coca-Cola Co.
Viacom, Inc. Class B (non-vtg.)		Philip Morris Companies, Inc.
AT&T Corp.		BellSouth Corp.
Bristol-Myers Squibb Co.		Pfizer, Inc.
American International Group, Inc.		Lockheed Martin Corp.
Biomet, Inc.		ChevronTexaco Corp.
Texas Instruments, Inc.		PepsiCo, Inc.
Zimmer Holdings, Inc.		American International Group, Inc.
Morgan Stanley		Exxon Mobil Corp.
Top Five Market Sectors - Destiny I
as of September 30, 2002	% of fund's net assets	as of March 31, 2002	% of fund's net assets
Consumer Discretionary	19.6%	Information Technology	21.1%
Information Technology	15.4%	Consumer Discretionary	15.8%
Financials	13.1%	Health Care	14.3%
Health Care	12.7%	Financials	11.7%
Consumer Staples	11.7%	Industrials	11.1%
Top Five Market Sectors - Destiny II
as of September 30, 2002	% of fund's net assets	as of March 31, 2002	% of fund's net assets
Information Technology	17.7%	Consumer Staples	17.5%
Health Care	14.7%	Information Technology	14.0%
Industrials	13.5%	Health Care	13.9%
Consumer Discretionary	10.9%	Industrials	9.6%
Financials	10.1%	Consumer Discretionary	9.6%

Annual Report

Fidelity Destiny Portfolios: Destiny I

Investments September 30, 2002

Showing Percentage of Net Assets

Common Stocks - 94.1%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 19.6%
Auto Components - 0.8%
ArvinMeritor, Inc.	246,100	$ 4,602,070
Cooper Tire & Rubber Co.	691,300	11,157,582
Michelin SA (Compagnie Generale des Etablissements) Series B	241,400	6,776,546
		22,536,198
Hotels, Restaurants & Leisure - 1.2%
McDonald's Corp.	1,432,800	25,303,248
Ruby Tuesday, Inc.	464,100	8,715,798
		34,019,046
Household Durables - 0.6%
Sony Corp. sponsored ADR	387,700	15,934,470
Internet & Catalog Retail - 0.6%
Amazon.com, Inc. (a)	269,500	4,293,135
eBay, Inc. (a)	263,000	13,889,030
		18,182,165
Leisure Equipment & Products - 0.5%
Mattel, Inc.	801,000	14,426,010
Media - 7.9%
Belo Corp. Series A	802,500	17,558,700
British Sky Broadcasting Group PLC (BSkyB) sponsored ADR (a)	356,516	17,790,148
Comcast Corp. Class A (special) (a)	691,100	14,416,346
Grupo Televisa SA de CV sponsored ADR (a)	903,100	23,020,019
Knight-Ridder, Inc.	225,400	12,714,814
RTL Group	271,115	7,337,551
Television Francaise 1 SA	508,931	10,802,950
The New York Times Co. Class A	244,500	11,112,525
Tribune Co.	938,420	39,235,340
Univision Communications, Inc. Class A (a)	515,500	11,753,400
Viacom, Inc. Class B (non-vtg.) (a)	980,165	39,745,691
Walt Disney Co.	962,090	14,566,043
		220,053,527
Multiline Retail - 3.8%
Big Lots, Inc. (a)	829,000	13,123,070
Costco Wholesale Corp. (a)	233,100	7,545,447
Sears, Roebuck & Co.	315,200	12,292,800
Wal-Mart Stores, Inc.	1,466,800	72,225,232
		105,186,549
Specialty Retail - 3.2%
Best Buy Co., Inc. (a)	509,599	11,369,154
Gap, Inc.	788,300	8,553,055
Lowe's Companies, Inc.	1,216,750	50,373,450
Staples, Inc. (a)	1,386,500	17,733,335
		88,028,994
Textiles Apparel & Luxury Goods - 1.0%
NIKE, Inc. Class B	187,000	8,074,660

	Shares	Value (Note 1)
Polo Ralph Lauren Corp. Class A (a)	291,700	$ 6,061,526
The Swatch Group AG (Reg.)	853,863	12,810,258
		26,946,444
TOTAL CONSUMER DISCRETIONARY		545,313,403
CONSUMER STAPLES - 11.7%
Beverages - 4.1%
Anheuser-Busch Companies, Inc.	295,500	14,952,300
PepsiCo, Inc.	813,100	30,044,045
The Coca-Cola Co.	1,418,400	68,026,464
		113,022,809
Food Products - 1.2%
Dean Foods Co. (a)	362,600	14,424,228
Kellogg Co.	218,800	7,275,100
McCormick & Co., Inc. (non-vtg.)	449,500	10,248,600
		31,947,928
Household Products - 1.2%
Procter & Gamble Co.	371,700	33,222,546
Personal Products - 2.6%
Alberto-Culver Co. Class B	572,810	28,084,874
Gillette Co.	1,524,300	45,119,280
		73,204,154
Tobacco - 2.6%
Philip Morris Companies, Inc.	1,875,370	72,764,356
TOTAL CONSUMER STAPLES		324,161,793
ENERGY - 7.2%
Energy Equipment & Services - 1.6%
Rowan Companies, Inc.	455,600	8,492,384
Schlumberger Ltd. (NY Shares)	645,500	24,825,930
Tidewater, Inc.	446,200	12,042,938
		45,361,252
Oil & Gas - 5.6%
BP PLC sponsored ADR	308,600	12,313,140
ChevronTexaco Corp.	384,000	26,592,000
ConocoPhillips	926,588	42,845,429
Exxon Mobil Corp.	1,759,700	56,134,430
Ocean Energy, Inc.	802,000	15,999,900
		153,884,899
TOTAL ENERGY		199,246,151
FINANCIALS - 13.1%
Banks - 5.8%
Bank of America Corp.	689,000	43,958,200
Bank One Corp.	813,600	30,428,640
Synovus Financial Corp.	441,900	9,111,978
Wachovia Corp.	742,390	24,268,729
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Banks - continued
Wells Fargo & Co.	972,900	$ 46,854,864
Zions Bancorp	142,800	6,216,084
		160,838,495
Diversified Financials - 5.1%
American Express Co.	984,200	30,687,356
Citigroup, Inc.	700,166	20,759,922
Credit Saison Co. Ltd.	466,100	10,242,062
Fannie Mae	367,800	21,898,812
Freddie Mac	269,500	15,065,050
JAFCO Co. Ltd.	103,600	6,059,325
Legg Mason, Inc.	168,000	7,150,080
MBNA Corp.	523,200	9,616,416
Merrill Lynch & Co., Inc.	215,500	7,100,725
Morgan Stanley	379,000	12,840,520
		141,420,268
Insurance - 2.2%
Allstate Corp.	404,900	14,394,195
American International Group, Inc.	705,564	38,594,351
Principal Financial Group, Inc.	320,800	8,398,544
		61,387,090
TOTAL FINANCIALS		363,645,853
HEALTH CARE - 12.7%
Biotechnology - 0.6%
Cephalon, Inc. (a)	228,600	9,331,452
Geneprot, Inc. (c)	262,000	917,000
Millennium Pharmaceuticals, Inc. (a)	299,300	2,789,476
Protein Design Labs, Inc. (a)	483,400	4,012,220
		17,050,148
Health Care Equipment & Supplies - 2.4%
Boston Scientific Corp. (a)	1,242,500	39,213,300
Medtronic, Inc.	418,200	17,614,584
Stryker Corp.	169,700	9,774,720
		66,602,604
Health Care Providers & Services - 0.6%
Tenet Healthcare Corp. (a)	335,000	16,582,500
Pharmaceuticals - 9.1%
Abbott Laboratories	615,500	24,866,200
Allergan, Inc.	261,700	14,236,480
Bristol-Myers Squibb Co.	1,345,860	32,031,468
Forest Laboratories, Inc. (a)	235,100	19,280,551
Johnson & Johnson	538,100	29,100,448
Merck & Co., Inc.	1,012,710	46,290,974
Mylan Laboratories, Inc.	378,600	12,395,364

	Shares	Value (Note 1)
Pfizer, Inc.	2,165,825	$ 62,852,242
Schering-Plough Corp.	594,400	12,672,608
		253,726,335
TOTAL HEALTH CARE		353,961,587
INDUSTRIALS - 11.0%
Aerospace & Defense - 2.3%
Boeing Co.	225,200	7,686,076
Lockheed Martin Corp.	514,700	33,285,649
Northrop Grumman Corp.	190,500	23,629,620
		64,601,345
Air Freight & Logistics - 0.8%
FedEx Corp.	449,200	22,491,444
Airlines - 0.5%
AMR Corp. (a)	540,500	2,259,290
Southwest Airlines Co.	860,900	11,243,354
		13,502,644
Building Products - 0.6%
American Standard Companies, Inc. (a)	287,700	18,303,474
Commercial Services & Supplies - 0.8%
Cintas Corp.	395,400	16,575,168
First Data Corp.	182,600	5,103,670
		21,678,838
Industrial Conglomerates - 3.1%
3M Co.	177,600	19,530,672
General Electric Co.	2,680,300	66,069,395
		85,600,067
Machinery - 1.7%
Danaher Corp.	132,900	7,555,365
Graco, Inc.	588,150	14,586,120
IDEX Corp.	301,700	8,613,535
Illinois Tool Works, Inc.	302,400	17,638,992
		48,394,012
Road & Rail - 1.2%
Union Pacific Corp.	567,400	32,835,438
TOTAL INDUSTRIALS		307,407,262
INFORMATION TECHNOLOGY - 15.4%
Communications Equipment - 2.0%
Brocade Communications System, Inc. (a)	454,400	3,421,632
Cisco Systems, Inc. (a)	2,173,039	22,773,449
Harris Corp.	490,800	16,436,892
UTStarcom, Inc. (a)	775,000	11,834,250
		54,466,223
Computers & Peripherals - 2.7%
Dell Computer Corp. (a)	1,630,200	38,326,002
EMC Corp. (a)	957,200	4,374,404
International Business Machines Corp.	557,400	32,546,586
		75,246,992
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - 0.3%
Agilent Technologies, Inc. (a)	232,100	$ 3,031,226
Kyocera Corp.	83,800	5,496,442
		8,527,668
Semiconductor Equipment & Products - 4.7%
Altera Corp. (a)	694,400	6,020,448
Analog Devices, Inc. (a)	764,400	15,058,680
Integrated Device Technology, Inc. (a)	605,700	6,323,508
Intel Corp.	3,852,500	53,511,225
International Rectifier Corp. (a)	214,100	3,344,242
LTX Corp. (a)	1,468,000	6,694,080
Marvell Technology Group Ltd. (a)	330,400	5,236,840
Micrel, Inc. (a)	541,800	3,337,488
Micron Technology, Inc. (a)	402,540	4,979,420
QLogic Corp. (a)	174,000	4,530,960
Texas Instruments, Inc.	1,252,500	18,499,425
Tokyo Electron Ltd.	121,300	4,643,348
		132,179,664
Software - 5.7%
Microsoft Corp. (a)	3,291,049	143,950,482
Reynolds & Reynolds Co. Class A	605,400	13,585,176
		157,535,658
TOTAL INFORMATION TECHNOLOGY		427,956,205
MATERIALS - 1.7%
Chemicals - 0.3%
PPG Industries, Inc.	174,700	7,809,090
Containers & Packaging - 0.7%
Pactiv Corp. (a)	731,600	12,034,820
Smurfit-Stone Container Corp. (a)	691,300	8,689,641
		20,724,461
Metals & Mining - 0.7%
Arcelor SA (a)	1,191,144	12,071,429
Nucor Corp.	183,100	6,939,490
		19,010,919
TOTAL MATERIALS		47,544,470
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.7%
AT&T Corp.	1,878,180	22,556,942
BellSouth Corp.	239,200	4,391,712
KT Corp. sponsored ADR	426,600	9,461,988
Verizon Communications, Inc.	401,500	11,017,160
		47,427,802
TOTAL COMMON STOCKS (Cost $3,041,946,968)		2,616,664,526
Money Market Funds - 6.5%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.86% (b) (Cost $179,002,873)	179,002,873	$ 179,002,873
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $3,220,949,841)		2,795,667,399
NET OTHER ASSETS - (0.6)%		(15,612,222)
NET ASSETS - 100%		$ 2,780,055,177
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Geneprot, Inc.	7/7/00	$ 1,441,000
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $3,200,236,603 and $3,388,340,828, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $275,767 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $917,000 or 0% of net assets.

Income Tax Information
At September 30, 2002, the fund had a capital loss carryforward of approximately $805,799,000 of which $78,295,000 and $727,504,000 will expire on September 30, 2009 and 2010, respectively.
The fund intends to elect to defer to its fiscal year ending September 30, 2003 approximately $637,344,000 of losses recognized during the period November 1, 2001 to September 30, 2002.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Destiny Portfolios: Destiny I

Financial Statements

Statement of Assets and Liabilities

	September 30, 2002

Assets
Investment in securities, at value (including securities loaned of $9,602,561) (cost $3,220,949,841) - See accompanying schedule		$ 2,795,667,399
Cash		108,219
Receivable for investments sold		25,942,766
Receivable for fund shares sold		78,781
Dividends receivable		3,739,806
Interest receivable		210,153
Other receivables		478,302
Total assets		2,826,225,426

Liabilities
Payable for investments purchased	$ 33,357,210
Payable for fund shares redeemed	1,180,696
Accrued management fee	1,119,364
Distribution fees payable	2,744
Other payables and accrued expenses	185,195
Collateral on securities loaned, at value	10,325,040
Total liabilities		46,170,249

Net Assets		$ 2,780,055,177
Net Assets consist of:
Paid in capital		$ 4,689,649,666
Undistributed net investment income		17,818,388
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,502,141,132)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(425,271,745)
Net Assets		$ 2,780,055,177
Class O: Net Asset Value, offering price and redemption price per share ($2,767,483,653 ÷ 297,234,722 shares)		$ 9.31
Class N: Net Asset Value, offering price and redemption price per share ($12,571,524 ÷ 1,372,636 shares)		$ 9.16

Statement of Operations

	Year ended September 30, 2002

Investment Income
Dividends		$ 41,283,298
Interest		3,729,509
Security lending		260,781
Total income		45,273,588

Expenses
Management fee	$ 16,440,550
Transfer agent fees	290,421
Distribution fees	26,877
Accounting and security lending fees	630,564
Non-interested trustees' compensation	6,559
Custodian fees and expenses	136,732
Registration fees	27,053
Audit	45,377
Legal	32,746
Miscellaneous	34,674
Total expenses before reductions	17,671,553
Expense reductions	(1,607,754)	16,063,799
Net investment income (loss)		29,209,789
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investments	(699,669,834)
Foreign currency transactions	65,823
Total net realized gain (loss)		(699,604,011)
Change in net unrealized appreciation (depreciation) on: Investment securities	37,990,038
Assets and liabilities in foreign currencies	22,502
Total change in net unrealized appreciation (depreciation)		38,012,540
Net gain (loss)		(661,591,471)
Net increase (decrease) in net assets resulting from operations		$ (632,381,682)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended September 30,	Year ended September 30,
	2002	2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 29,209,789	$ 36,027,965
Net realized gain (loss)	(699,604,011)	(772,224,376)
Change in net unrealized appreciation (depreciation)	38,012,540	(1,269,642,810)
Net increase (decrease) in net assets resulting from operations	(632,381,682)	(2,005,839,221)
Distributions to shareholders from net investment income	(37,219,056)	(35,509,009)
Distributions to shareholders from net realized gain	-	(1,034,192,675)
Total distributions	(37,219,056)	(1,069,701,684)
Share transactions - net increase (decrease)	(190,122,951)	590,965,542
Total increase (decrease) in net assets	(859,723,689)	(2,484,575,363)

Net Assets
Beginning of period	3,639,778,866	6,124,354,229
End of period (including undistributed net investment income of $17,818,388 and undistributed net investment income of $25,986,178, respectively)	$ 2,780,055,177	$ 3,639,778,866

Financial Highlights - Class O

Years ended September 30,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 11.56	$ 22.09	$ 26.54	$ 24.58	$ 25.08
Income from Investment Operations
Net investment income (loss) C	.10	.12	.20	.42	.44
Net realized and unrealized gain (loss)	(2.23)	(6.74)	(.77)	4.13	1.56
Total from investment operations	(2.13)	(6.62)	(.57)	4.55	2.00
Distributions from net investment income	(.12)	(.13)	(.44)	(.42)	(.47)
Distributions from net realized gain	-	(3.78)	(3.44)	(2.17)	(2.03)
Total distributions	(.12)	(3.91)	(3.88)	(2.59)	(2.50)
Net asset value, end of period	$ 9.31	$ 11.56	$ 22.09	$ 26.54	$ 24.58
Total Return A, B	(18.69)%	(34.55)%	(3.23)%	18.99%	8.72%
Ratios to Average Net Assets D
Expenses before expense reductions	.48%	.40%	.27%	.32%	.33%
Expenses net of voluntary waivers, if any	.48%	.40%	.27%	.32%	.33%
Expenses net of all reductions	.44%	.37%	.25%	.31%	.33%
Net investment income (loss)	.80%	.75%	.85%	1.55%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,767,484	$ 3,633,310	$ 6,121,273	$ 6,977,155	$ 6,206,058
Portfolio turnover rate	93%	119%	145%	36%	27%

A Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class N

Years ended September 30,	2002	2001	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.40	$ 21.90	$ 26.45	$ 27.76
Income from Investment Operations
Net investment income (loss) D	(.01)	(.02)	(.01)	.08
Net realized and unrealized gain (loss)	(2.20)	(6.66)	(.74)	(1.39)
Total from investment operations	(2.21)	(6.68)	(.75)	(1.31)
Distributions from net investment income	(.03)	(.04)	(.36)	-
Distributions from net realized gain	-	(3.78)	(3.44)	-
Total distributions	(.03)	(3.82)	(3.80)	-
Net asset value, end of period	$ 9.16	$ 11.40	$ 21.90	$ 26.45
Total Return B, C	(19.46)%	(35.10)%	(3.98)%	(4.72)%
Ratios to Average Net Assets F
Expenses before expense reductions	1.36%	1.30%	1.14%	1.18% A
Expenses net of voluntary waivers, if any	1.36%	1.30%	1.14%	1.18% A
Expenses net of all reductions	1.31%	1.27%	1.12%	1.17% A
Net investment income (loss)	(.07)%	(.15)%	(.02)%	.68% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,572	$ 6,469	$ 3,081	$ 256
Portfolio turnover rate	93%	119%	145%	36%

A Annualized

B Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans and for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period April 30, 1999 (commencement of sale of Class N shares) to September 30, 1999.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Destiny Portfolios: Destiny II

Investments September 30, 2002

Showing Percentage of Net Assets

Common Stocks - 89.7%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 10.8%
Auto Components - 0.4%
TRW, Inc.	236,900	$ 13,870,495
Automobiles - 1.2%
Monaco Coach Corp. (a)(e)	1,716,750	34,386,503
Thor Industries, Inc.	98,900	3,437,764
Winnebago Industries, Inc.	227,700	9,000,981
		46,825,248
Hotels, Restaurants & Leisure - 0.3%
Mandalay Resort Group (a)	353,100	11,846,505
Internet & Catalog Retail - 1.4%
Amazon.com, Inc. (a)	2,235,200	35,606,736
eBay, Inc. (a)	344,500	18,193,045
		53,799,781
Media - 7.3%
AOL Time Warner, Inc. (a)	5,388,400	63,044,280
Comcast Corp. Class A (special) (a)	2,481,000	51,753,660
Hearst-Argyle Television, Inc. (a)	569,900	14,156,316
Pixar (a)	465,900	22,409,790
Viacom, Inc. Class B (non-vtg.) (a)	3,118,530	126,456,392
Washington Post Co. Class B	9,500	6,165,500
		283,985,938
Multiline Retail - 0.2%
Wal-Mart Stores, Inc.	193,300	9,518,092
TOTAL CONSUMER DISCRETIONARY		419,846,059
CONSUMER STAPLES - 8.1%
Beverages - 5.2%
PepsiCo, Inc.	1,333,400	49,269,130
The Coca-Cola Co.	3,212,500	154,071,500
		203,340,630
Food & Drug Retailing - 0.7%
Safeway, Inc. (a)	1,203,000	26,826,900
Household Products - 1.2%
Colgate-Palmolive Co.	64,600	3,485,170
Pennzoil-Quaker State Co.	261,200	5,738,564
Procter & Gamble Co.	409,100	36,565,358
		45,789,092
Personal Products - 0.1%
Avon Products, Inc.	63,700	2,936,570
Tobacco - 0.9%
Philip Morris Companies, Inc.	940,400	36,487,520
TOTAL CONSUMER STAPLES		315,380,712
ENERGY - 6.4%
Energy Equipment & Services - 3.4%
BJ Services Co. (a)	1,120,000	29,120,000
Nabors Industries Ltd. (a)	894,100	29,281,775
Noble Corp. (a)	931,000	28,861,000

	Shares	Value (Note 1)
Pride International, Inc. (a)	580,600	$ 7,547,800
Rowan Companies, Inc.	1,330,800	24,806,112
Weatherford International Ltd. (a)	382,659	14,211,955
		133,828,642
Oil & Gas - 3.0%
ChevronTexaco Corp.	1,030,200	71,341,350
Exxon Mobil Corp.	854,800	27,268,120
Knightsbridge Tankers Ltd.	412,100	4,883,385
Stelmar Shipping Ltd. (a)	671,600	9,751,632
Tsakos Energy Navigation Ltd.	193,800	2,112,420
		115,356,907
TOTAL ENERGY		249,185,549
FINANCIALS - 9.9%
Banks - 2.4%
Bank of America Corp.	305,800	19,510,040
Bank One Corp.	1,068,100	39,946,940
Fifth Third Bancorp	900	55,107
Wachovia Corp.	1,007,889	32,947,891
		92,459,978
Diversified Financials - 3.7%
Charles Schwab Corp.	1,659,000	14,433,300
Citigroup, Inc.	986,900	29,261,585
Freddie Mac	2,740	153,166
J.P. Morgan Chase & Co.	1,511,200	28,697,688
Morgan Stanley	2,107,650	71,407,182
		143,952,921
Insurance - 3.8%
American International Group, Inc.	1,419,400	77,641,180
Berkshire Hathaway, Inc. Class B (a)	28,690	70,720,850
Travelers Property Casualty Corp. Class B (a)	5	68
		148,362,098
TOTAL FINANCIALS		384,774,997
HEALTH CARE - 14.7%
Biotechnology - 0.3%
Geneprot, Inc. (b)	255,000	892,500
Gilead Sciences, Inc. (a)	360,100	12,074,153
		12,966,653
Health Care Equipment & Supplies - 3.7%
Biomet, Inc.	2,733,387	72,790,096
Zimmer Holdings, Inc. (a)	1,877,833	71,996,117
		144,786,213
Health Care Providers & Services - 0.6%
Cardinal Health, Inc.	4,631	288,048
Service Corp. International (SCI) (a)	5,844,900	20,457,150
		20,745,198
Pharmaceuticals - 10.1%
Abbott Laboratories	409,000	16,523,600
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - continued
Bristol-Myers Squibb Co.	4,591,072	$ 109,267,514
Eli Lilly & Co.	387,600	21,449,784
Johnson & Johnson	1,309,200	70,801,536
Merck & Co., Inc.	1,432,900	65,497,859
Pfizer, Inc.	2,234,000	64,830,680
Pharmacia Corp.	752,100	29,241,648
Schering-Plough Corp.	598,400	12,757,888
		390,370,509
TOTAL HEALTH CARE		568,868,573
INDUSTRIALS - 13.5%
Aerospace & Defense - 3.8%
Boeing Co.	624,100	21,300,533
Lockheed Martin Corp.	1,096,800	70,930,056
Northrop Grumman Corp.	434,400	53,882,976
		146,113,565
Air Freight & Logistics - 0.4%
CNF, Inc.	523,100	16,420,109
Commercial Services & Supplies - 1.7%
Allied Waste Industries, Inc. (a)	1,995,180	14,664,573
Avery Dennison Corp.	439,600	25,048,408
Cintas Corp.	598,700	25,097,504
Paychex, Inc.	35,527	862,240
		65,672,725
Electrical Equipment - 0.5%
Emerson Electric Co.	436,400	19,175,416
Industrial Conglomerates - 2.1%
General Electric Co.	1,639,200	40,406,280
Tyco International Ltd.	2,937,000	41,411,700
		81,817,980
Machinery - 1.9%
AGCO Corp. (a)	1,253,300	29,076,560
Illinois Tool Works, Inc.	368,900	21,517,937
Ingersoll-Rand Co. Ltd. Class A	513,000	17,667,720
Parker Hannifin Corp.	153,100	5,849,951
		74,112,168
Marine - 0.1%
Alexander & Baldwin, Inc.	189,080	4,207,030
Road & Rail - 3.0%
Arkansas Best Corp. (a)	276,800	7,941,669
CSX Corp.	913,900	24,108,682
P.A.M. Transportation Services, Inc. (a)	323,715	6,176,482
Roadway Corp.	365,000	13,388,200
Union Pacific Corp.	1,093,900	63,303,993
		114,919,026
TOTAL INDUSTRIALS		522,438,019

	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - 17.7%
Communications Equipment - 2.7%
ADC Telecommunications, Inc. (a)	4,764,100	$ 5,478,715
Advanced Fibre Communication, Inc. (a)	2,329,100	30,907,157
Andrew Corp. (a)	1,177,500	7,712,625
CIENA Corp. (a)	5,021,300	14,913,261
Cisco Systems, Inc. (a)	159,600	1,672,608
Finisar Corp. (a)	5,861,621	4,044,518
JDS Uniphase Corp. (a)	7,364,700	14,346,436
Juniper Networks, Inc. (a)	258,400	1,240,320
Lucent Technologies, Inc. (a)	11,600,700	8,816,532
Motorola, Inc.	1,188,400	12,097,912
QUALCOMM, Inc. (a)	1,300	35,906
Tellabs, Inc. (a)	819,700	3,336,179
		104,602,169
Computers & Peripherals - 0.9%
Dell Computer Corp. (a)	981,500	23,075,065
EMC Corp. (a)	263,800	1,205,566
Gateway, Inc. (a)	1,068,300	3,172,851
Maxtor Corp. (a)	340,200	887,922
StorageNetworks, Inc. (a)(e)	6,364,063	7,955,079
Western Digital Corp. (a)	40,000	188,000
		36,484,483
Electronic Equipment & Instruments - 0.0%
Arrow Electronics, Inc. (a)	69,000	871,470
Internet Software & Services - 0.8%
Akamai Technologies, Inc. (a)	5,304,800	4,402,984
PayPal, Inc.	689,100	14,409,081
RealNetworks, Inc. (a)	2,294,512	8,283,188
Yahoo!, Inc. (a)	514,600	4,924,722
		32,019,975
Semiconductor Equipment & Products - 7.3%
Agere Systems, Inc.:
Class A (a)	6,543,471	7,197,818
Class B (a)	16,721,750	16,554,533
Applied Micro Circuits Corp. (a)	297,200	849,992
ASML Holding NV (NY Shares) (a)	1,687,700	10,446,863
Broadcom Corp. Class A (a)	2,383,700	25,457,916
Conexant Systems, Inc. (a)	11,043,100	12,257,841
Infineon Technologies AG sponsored ADR (a)	2,069,100	11,793,870
Intel Corp.	7,900	109,731
Intersil Corp. Class A (a)	670,590	8,690,846
LAM Research Corp. (a)	3,526,620	31,386,918
Linear Technology Corp.	472,900	9,798,488
Maxim Integrated Products, Inc. (a)	400,500	9,916,380
Samsung Electronics Co. Ltd.	900	219,719
STMicroelectronics NV (NY Shares)	1,109,300	15,008,829
Texas Instruments, Inc.	4,891,600	72,248,932
Vitesse Semiconductor Corp. (a)	6,603,700	4,490,516
Xilinx, Inc. (a)	2,863,100	45,345,778
		281,774,970
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - 6.0%
Microsoft Corp. (a)	4,306,070	$ 188,347,501
Network Associates, Inc. (a)	1,117,300	11,876,899
Oracle Corp. (a)	1,628,200	12,797,652
Red Hat, Inc. (a)	2,038,019	9,680,590
SAP AG sponsored ADR	823,200	9,261,000
		231,963,642
TOTAL INFORMATION TECHNOLOGY		687,716,709
MATERIALS - 3.7%
Chemicals - 1.7%
Dow Chemical Co.	861,400	23,524,834
Lyondell Chemical Co.	889,400	10,619,436
Millennium Chemicals, Inc.	308,500	3,047,980
Monsanto Co.	1,449,024	22,155,577
PPG Industries, Inc.	161,900	7,236,930
		66,584,757
Containers & Packaging - 0.4%
Pactiv Corp. (a)	795,600	13,087,620
Metals & Mining - 1.6%
Alcoa, Inc.	73,900	1,426,270
Barrick Gold Corp.	1,661,000	25,904,064
Newmont Mining Corp. Holding Co.	1,259,900	34,659,849
Phelps Dodge Corp.	4,600	117,898
		62,108,081
TOTAL MATERIALS		141,780,458
TELECOMMUNICATION SERVICES - 4.5%
Diversified Telecommunication Services - 4.5%
AT&T Corp.	9,624,700	115,592,647
BellSouth Corp.	193,800	3,558,168
Qwest Communications International, Inc. (a)	1,487,700	3,391,956
TeraBeam Networks (b)	19,200	4,800
Verizon Communications, Inc.	1,829,200	50,193,248
		172,740,819
UTILITIES - 0.4%
Electric Utilities - 0.4%
Cinergy Corp.	423,700	13,316,891
FPL Group, Inc.	43,100	2,318,780
		15,635,671
TOTAL COMMON STOCKS (Cost $3,766,928,436)		3,478,367,566
Convertible Preferred Stocks - 0.0%
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies Series E (b) (Cost $465,480)	27,000	$ 27,000
Corporate Bonds - 0.3%
	Principal Amount
Convertible Bonds - 0.2%
FINANCIALS - 0.2%
Diversified Financials - 0.2%
Elan Finance Corp. Ltd. liquid yield option note 0% 12/14/18 (f)	$ 19,620,000	5,689,800
INFORMATION TECHNOLOGY - 0.0%
Semiconductor Equipment & Products - 0.0%
Agere Systems, Inc. 6.5% 12/15/09	2,120,000	1,017,600
TOTAL CONVERTIBLE BONDS		6,707,400
Nonconvertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Internet & Catalog Retail - 0.1%
Amazon.com, Inc. 0% 5/1/08 (d)	5,000,000	4,650,000
TOTAL CORPORATE BONDS (Cost $17,587,534)		11,357,400
U.S. Treasury Obligations - 0.3%

U.S. Treasury Bills, yield at date of purchase 1.61% to 1.69% 10/3/02 to 12/5/02 (Cost $11,592,775)	11,600,000	11,593,586
Money Market Funds - 8.8%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.86% (c) (Cost $342,976,964)	342,976,964	$ 342,976,964
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $4,139,551,189)		3,844,322,516
NET OTHER ASSETS - 0.9%		33,337,055
NET ASSETS - 100%		$ 3,877,659,571
Legend
(a) Non-income producing
(b) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies Series E	9/19/00	$ 465,480
Geneprot, Inc.	7/7/00	$ 1,402,500
TeraBeam Networks	4/7/00	$ 72,000
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Affiliated company

Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Hutchinson Technology, Inc.	$ 1,994,871	$ 18,969,188	$ -	$ -
Ingram Micro, Inc. Class A.	-	-	-	-
Monaco Coach Corp..	25,796,685	22,295,544	-	34,386,503
StorageNetworks, Inc.	1,908,154	-	-	7,955,079
Western Digital Corp.	2,622,385	4,839,446	-	-
Winnebago Industries, Inc.	6,789,274	13,540,220	-	-
TOTALS	$ 39,111,369	$ 59,644,398	$ -	$42,341,582

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $5,689,800 or 0.2% of net assets.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $13,755,217,594 and $13,723,508,385, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,954,840 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $924,300 or 0% of net assets.

Income Tax Information
At September 30, 2002, the fund had a capital loss carryforward of approximately $351,334,000 all of which will expire on September 30, 2010.
The fund intends to elect to defer to its fiscal year ending September 30, 2003 approximately $388,787,000 of losses recognized during the period November 1, 2001 to September 30, 2002.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Destiny Portfolios: Destiny II

Financial Statements

Statement of Assets and Liabilities

	September 30, 2002

Assets
Investment in securities, at value (including securities loaned of $50,034,676) (cost $4,139,551,190) - See accompanying schedule		$ 3,844,322,516
Cash		575,870
Receivable for investments sold		444,709,466
Receivable for fund shares sold		190,593
Dividends receivable		4,136,621
Interest receivable		1,055,098
Other receivables		3,549,734
Total assets		4,298,539,898

Liabilities
Payable for investments purchased	$ 320,470,503
Payable for fund shares redeemed	1,472,523
Accrued management fee	1,997,913
Distribution fees payable	14,355
Payable for daily variation on futures contracts	2,087,340
Other payables and accrued expenses	230,893
Collateral on securities loaned, at value	94,606,800
Total liabilities		420,880,327

Net Assets		$ 3,877,659,571
Net Assets consist of:
Paid in capital		$ 5,074,349,377
Undistributed net investment income		24,847,448
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(926,308,792)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(295,228,462)
Net Assets		$ 3,877,659,571
Class O: Net Asset Value, offering price and redemption price per share ($3,811,815,133 ÷ 453,547,102 shares)		$ 8.40
Class N: Net Asset Value, offering price and redemption price per share ($65,844,438 ÷ 7,982,928 shares)		$ 8.25

Statement of Operations

	Year ended September 30, 2002

Investment Income
Dividends		$ 51,159,465
Interest		9,065,255
Security lending		322,686
Total income		60,547,406

Expenses
Management fee	$ 27,343,020
Transfer agent fees	558,183
Distribution fees	145,354
Accounting and security lending fees	669,299
Non-interested trustees' compensation	14,055
Custodian fees and expenses	219,176
Registration fees	27,829
Audit	51,358
Legal	37,405
Miscellaneous	42,750
Total expenses before reductions	29,108,429
Expense reductions	(8,271,505)	20,836,924
Net investment income (loss)		39,710,482
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investments (including realized gain (loss) of $2,107,667 on sales of investments in affiliated issuers)	(520,835,191)
Foreign currency transactions	(641,368)
Futures contracts	(13,690,559)
Total net realized gain (loss)		(535,167,118)
Change in net unrealized appreciation (depreciation) on: Investment securities	(263,981,175)
Assets and liabilities in foreign currencies	20,145
Total change in net unrealized appreciation (depreciation)		(263,961,030)
Net gain (loss)		(799,128,148)
Net increase (decrease) in net assets resulting from operations		$ (759,417,666)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Destiny Portfolios: Destiny II
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended September 30,	Year ended September 30,
	2002	2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 39,710,482	$ 35,985,464
Net realized gain (loss)	(535,167,118)	(177,679,714)
Change in net unrealized appreciation (depreciation)	(263,961,030)	(1,597,661,078)
Net increase (decrease) in net assets resulting from operations	(759,417,666)	(1,739,355,328)
Distributions to shareholders from net investment income	(44,925,020)	(31,124,388)
Distributions to shareholders from net realized gain	-	(702,043,526)
Total distributions	(44,925,020)	(733,167,914)
Share transactions - net increase (decrease)	119,888,685	772,468,684
Total increase (decrease) in net assets	(684,454,001)	(1,700,054,558)

Net Assets
Beginning of period	4,562,113,572	6,262,168,130
End of period (including undistributed net investment income of $24,847,448 and undistributed net investment income of $32,312,881, respectively)	$ 3,877,659,571	$ 4,562,113,572

Financial Highlights - Class O

Years ended September 30,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 10.14	$ 16.13	$ 14.76	$ 14.07	$ 14.40
Income from Investment Operations
Net investment income (loss) C	.09	.08	.06	.12	.18
Net realized and unrealized gain (loss)	(1.73)	(4.19)	2.85	3.73	.71
Total from investment operations	(1.64)	(4.11)	2.91	3.85	.89
Distributions from net investment income	(.10)	(.08)	(.11)	(.12)	(.25)
Distributions from net realized gain	-	(1.80)	(1.43)	(3.04)	(.97)
Total distributions	(.10)	(1.88)	(1.54)	(3.16)	(1.22)
Net asset value, end of period	$ 8.40	$ 10.14	$ 16.13	$ 14.76	$ 14.07
Total Return A, B	(16.39)%	(27.64)%	20.25%	30.06%	6.64%
Ratios to Average Net Assets D
Expenses before expense reductions	.61%	.60%	.58%	.48%	.48%
Expenses net of voluntary waivers, if any	.61%	.60%	.58%	.48%	.48%
Expenses net of all reductions	.43%	.55%	.56%	.47%	.48%
Net investment income (loss)	.86%	.67%	.37%	.79%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,811,815	$ 4,523,725	$ 6,242,943	$ 5,226,303	$ 3,969,409
Portfolio turnover rate	326%	196%	113%	77%	106%

A Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class N

Years ended September 30,	2002	2001	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.97	$ 15.94	$ 14.72	$ 15.35
Income from Investment Operations
Net investment income (loss) D	-	(.03)	(.08)	-
Net realized and unrealized gain (loss)	(1.70)	(4.14)	2.83	(.63)
Total from investment operations	(1.70)	(4.17)	2.75	(.63)
Distributions from net investment income	(.02)	-	(.10)	-
Distributions from net realized gain	-	(1.80)	(1.43)	-
Total distributions	(.02)	(1.80)	(1.53)	-
Net asset value, end of period	$ 8.25	$ 9.97	$ 15.94	$ 14.72
Total Return B, C	(17.10)%	(28.32)%	19.13%	(4.10)%
Ratios to Average Net Assets F
Expenses before expense reductions	1.48%	1.50%	1.45%	1.35% A
Expenses net of voluntary waivers, if any	1.48%	1.50%	1.45%	1.35% A
Expenses net of all reductions	1.30%	1.44%	1.43%	1.33% A
Net investment income (loss)	(.01)%	(.23)%	(.51)%	(.07)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 65,844	$ 38,389	$ 19,225	$ 1,524
Portfolio turnover rate	326%	196%	113%	77%

A Annualized

B Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans and for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period April 30, 1999 (commencement of sale of Class N shares) to September 30, 1999.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2002

1. Significant Accounting Policies.

Destiny I and Destiny II (the funds) are funds of Fidelity Destiny Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. Each fund is authorized to issue an unlimited number of shares.

Each fund offers two classes of shares, Class O and Class N, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the funds, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of each fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. Shares of each fund are offered to the general public through Fidelity Systematic Investment Plans: Destiny Plans I and Destiny Plans II (the Plans), a unit investment trust with four series.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. Certain funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of each applicable fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year each fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to treatments for futures transactions, foreign currency transactions, market discount, non-taxable dividends, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end was as follows for each fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Destiny I	$ 3,279,937,233	$ 262,721,866	$ (746,991,700)	$ (484,269,834)
Destiny II	4,325,578,615	151,331,611	(632,587,710)	(481,256,099)
	Undistributed Ordinary Income	Capital Loss Carryforward	Total Distributable Earnings
Destiny I	$ 17,818,388	$ (805,799,300)	$ (1,272,250,746)
Destiny II	24,687,764	(351,334,469)	(807,902,804)

The tax character of distributions paid during the year was as follows:

Ordinary Income
Destiny I	$ 37,219,056
Destiny II	44,925,020

Change in Accounting Principle. Effective October 1, 2001, the funds, as applicable, adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The cumulative effect of this accounting change had no impact on total net assets of the funds, but resulted in an increase or (decrease) to the cost of securities held and a corresponding increase (decrease) to accumulated net undistributed realized gain (loss), based on securities held by the funds on October 1, 2001.

Fund	Cost of Securities/ Accumulated gain (loss)
Destiny II	$ 1,218,168

2. Operating Policies.

Repurchase Agreements. Fidelity Management and Research Company (FMR) has received an Exemptive order from the Securities and Exchange Commission which permits the funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Futures Contracts. Certain funds may use futures contracts to manage their exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of each applicable fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Annual Report

Notes to Financial Statements - continued

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the funds with investment management related services for which the funds pay a monthly management fee.

The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each fund's average net assets. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each fund's annual management fee rate expressed as a percentage of each fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Destiny I	.17%	.28%	.45%
Destiny II	.30%	.28%	.58%

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted a Distribution and Service Plan for Class N. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, service fees based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for providing shareholder support services. For the period, the service fee rates and the total amounts paid by FDC were as follows:

	Service Fee	Paid to FDC
Destiny I	.25%	$ 26,877
Destiny II	.25%	$ 145,354

Certain of the amounts paid to FDC may be returned to Class N of each fund. During the period, $5,261 was returned to Destiny II - Class N.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the funds. For Class O non-Destiny Plan accounts, FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC does not receive a fee for Class O Destiny Plan accounts. For Class N, FSC receives a fee based on monthly Plan payment amounts or per transaction that may not exceed an annual rate of .63% of the Class N shares' monthly average net assets. In addition, FSC pays for typesetting, printing, and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FSC:

Destiny I	Amount	% of Average Net Assets
Class O	$ 222,788.01
Class N	67,633.63
	$ 290,421
Destiny II	Amount	% of Average Net Assets
Class O	$ 192,465.01
Class N	365,718.63
	$ 558,183

Accounting and Security Lending Fees. FSC maintains each fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Destiny I	$ 4,272,877
Destiny II	$ 9,279,602

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. Certain funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

5. Committed Line of Credit.

Certain funds participate with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The funds have agreed to pay commitment fees on their pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

Certain funds lend portfolio securities from time to time in order to earn additional income. Each applicable fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on each applicable fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Certain security trades were directed to brokers who paid a portion of each applicable fund's expenses. In addition, through arrangements with each applicable fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

	Directed Brokerage	Custody expense reduction	Transfer Agent expense reduction

Destiny I	$ 1,606,372	$ 1,141	$ -
Class O	-	-	241
Destiny II	8,252,942	13,302	-
Class O	-	-	-

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended September 30,
Destiny I	2002	2001
From net investment income
Class O	$ 37,197,781	$ 35,501,102
Class N	21,275	7,907
Total	$ 37,219,056	$ 35,509,009
From net realized gain
Class O	$ -	$ 1,033,475,114
Class N	-	717,561
Total	$ -	$ 1,034,192,675

	Years ended September 30,
Destiny II	2002	2001
From net investment income
Class O	$ 44,833,224	$ 31,124,388
Class N	91,796	-
Total	$ 44,925,020	$ 31,124,388
From net realized gain
Class O	$ -	699,284,611
Class N	-	2,758,915
Total	$ -	$ 702,043,526

Annual Report

Notes to Financial Statements - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended September 30,		Years ended September 30,
Destiny I	2002	2001	2002	2001
Class O
Shares sold	9,465,650	10,684,344	$ 112,461,153	$ 163,882,083
Reinvestment of distributions	2,462,423	57,185,298	30,878,644	892,089,670
Shares redeemed	(28,877,985)	(30,751,922)	(342,714,783)	(471,359,914)
Net increase (decrease)	(16,949,912)	37,117,720	$ (199,374,986)	$ 584,611,839
Class N
Shares sold	879,062	407,590	$ 10,105,517	$ 6,031,201
Reinvestment of distributions	1,540	46,623	19,130	721,734
Shares redeemed	(75,452)	(27,460)	(872,612)	(399,232)
Net increase (decrease)	805,150	426,753	$ 9,252,035	$ 6,353,703

	Shares		Dollars
	Years ended September 30,		Years ended September 30,
Destiny II	2002	2001	2002	2001
Class O
Shares sold	33,695,767	33,276,875	$ 345,648,945	$ 410,790,176
Reinvestment of distributions	3,811,421	56,257,158	41,013,817	700,402,602
Shares redeemed	(29,982,185)	(30,459,153)	(308,252,989)	(370,432,873)
Net increase (decrease)	7,525,003	59,074,880	$ 78,409,773	$ 740,759,905
Class N
Shares sold	4,444,212	2,593,284	$ 44,577,018	$ 31,000,468
Reinvestment of distributions	7,375	223,123	78,405	2,751,105
Shares redeemed	(318,568)	(172,711)	(3,176,511)	(2,042,794)
Net increase (decrease)	4,133,019	2,643,696	$ 41,478,912	$ 31,708,779

10. Transactions with Affiliated Companies.

An affiliated company is a company which the fund has ownership of at least 5% of the voting securities. Information regarding transactions with affiliated companies is included in "Other Information" at the end of each applicable fund's Schedule of Investments.

Annual Report

Independent Auditors' Report

To the Trustees and Shareholders of Fidelity Destiny Portfolios: Destiny I and Destiny II:

We have audited the accompanying statements of assets and liabilities of Destiny I and Destiny II (funds of Fidelity Destiny Portfolios), including the portfolios of investments, as of September 30, 2002, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Destiny I and Destiny II as of September 30, 2002, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 5, 2002

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for William O. McCoy, each of the Trustees oversees 267 funds advised by FMR or an affiliate. Mr. McCoy oversees 269 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-433-0734.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (72)**

Year of Election or Appointment: 1984

President of Destiny I and Destiny II. Mr. Johnson also serves as President of other Fidelity funds. He is Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; a Director of Fidelity Management & Research (U.K.) Inc.; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director (1997) of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (40)**

Year of Election or Appointment: 2001

Senior Vice President of Destiny I (2001) and Destiny II (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Peter S. Lynch (59)

Year of Election or Appointment: 1990

Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee and President of the funds, is Abigail P. Johnson's father.

Annual Report

Trustees and Officers - continued

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (60)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of AT&T (2001), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute and of the Directorship Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (70)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (70)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (59)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), TRW Inc. (automotive, space, defense, and information technology), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines) and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (69)

Year of Election or Appointment: 1987

Mr. Kirk is a Public Governor of the National Association of Securities Dealers, Inc., and of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Stabilization Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (55)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (58)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and Chief Executive Officer (1999) and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman and C.E.O. of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial, 1997), Axcelis Technologies (semiconductors, 2000), and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

Marvin L. Mann (69)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage, 1997) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (68)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm, 1997) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (63)

Year of Election or Appointment: 2002

Mr. Stavropoulos also serves as a Trustee (2001) or Member of the Advisory Board (2000) of other investment companies advised by FMR. He is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions, 1997), BellSouth Corporation (telecommunications, 1997), and the Chemical Financial Corporation. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Executive Officers:

Correspondence intended for each executive officer may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation
John B. McDowell (43)

Year of Election or Appointment: 2002

Vice President of Destiny I and Destiny II. Mr. McDowell also serves as Vice President of certain Equity Funds (2002). He is Senior Vice President of FMR (1999), FMR Co., Inc. (2001), and Fidelity Management Trust Company (FMTC). Since joining Fidelity Investments in 1985, Mr. McDowell has worked as a research analyst and manager.

Karen Firestone (46)

Year of Election or Appointment: 2000

Vice President of Destiny I. Ms. Firestone is also Vice President of other funds advised by FMR. Prior to assuming her current responsibilities, Ms. Firestone managed a variety of Fidelity funds.

Adam Hetnarski (38)

Year of Election or Appointment: 2000

Vice President of Destiny II. Mr. Hetnarski is also Vice President of another fund advised by FMR. Prior to assuming his current responsibilities, Mr. Hetnarski managed a variety of Fidelity funds.

Eric D. Roiter (53)

Year of Election or Appointment: 1998

Secretary of Destiny I and Destiny II. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter was an Adjunct Member, Faculty of Law, at Columbia University Law School (1996-1997).

Maria F. Dwyer (43)

Year of Election or Appointment: 2002

Treasurer of Destiny I and Destiny II. She also serves as Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

John H. Costello (56)
Year of Election or Appointment: 1986 Assistant Treasurer of Destiny I and Destiny II. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (55)

Year of Election or Appointment: 2002

Assistant Treasurer of Destiny I and Destiny II. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), Compliance Officer of FMR Corp., and Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002) and Fidelity Management & Research (Far East) Inc. (1991-2002).

Thomas J. Simpson (44)

Year of Election or Appointment: 2000

Assistant Treasurer of Destiny I and Destiny II. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

A percentage of the dividends distributed during the fiscal year for the following funds qualifies for the dividends-received deduction for corporate shareholders:

Destiny I: Class O	100%
Destiny I: Class N	100%
Destiny II: Class O	100%
Destiny II: Class N	100%

The funds will notify shareholders in January 2003 of amounts for use in preparing 2002 income tax returns.

Annual Report

Fidelity
Destiny Portfolios:
Destiny I - Class O
Destiny II - Class O

82 Devonshire Street,
Boston, Massachusetts 02109

INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity Investments Japan Limited

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT

Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN

State Street Bank and Trust Company
Boston, MA

(Recycle graphic)   Printed on recycled paper

DES-ANN-1102

1.537812.105

Fidelity DestinySM Portfolios:

Destiny I - Class N

Destiny II - Class N

Annual Report

September 30, 2002

(destiny_logo_graphic)

Annual Report

Contents

Annual Report

Performance	<Click Here>	How the funds have done over time.
Fund Talk	<Click Here>	The managers' review of the funds' performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the funds' investments over the past six months.
Destiny I
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Destiny II
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Independent Auditors' Report	<Click Here>	The auditors' opinion.
Trustees and Officers	<Click Here>
Distributions	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any bank or depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

The views expressed in this report reflect those of each fund's portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Destiny Portfolios: Destiny I: Class N

Performance: The Bottom Line

$10,000 Over 10 Years

Cumulative Total Returns

Periods ended September 30, 2002	Past 1 year	Past 5 years	Past 10 years
Destiny I: CL N	-19.46%	-36.17%	75.58%
S&P 500	-20.49%	-7.88%	136.69%
LipperSM Growth Funds Average	-19.63%	-13.34%	113.20%
Large Cap Core Funds Average	-20.41%	-12.87%	112.55%

Let's say hypothetically that $10,000 was invested in DestinySM I: Class N on September 30, 1992. The chart shows how the value of your investment would have grown, and also shows how the S&P 500® Index did over the same period. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Average Annual Total Returns

Periods ended September 30, 2002	Past 1 year	Past 5 years	Past 10 years
Destiny I: CL N	-19.46%	-8.59%	5.79%
$50/month 15-Year Plan	-59.73%	-10.49%	5.25%
S&P 500	-20.49%	-1.63%	9.00%
Lipper Growth Funds Average	-19.63%	-3.26%	7.33%
Large Cap Core Funds Average	-20.41%	-2.89%	7.66%

Destiny I began offering Class N shares on April 30, 1999. The total returns for Class N reported for periods prior to April 30, 1999 are those of Class O, restated to reflect the higher 12b-1 and transfer agent fees applicable to Class N.

The charts above show Destiny I: Class N total returns, which include changes in share price and reinvestment of dividends and capital gains. The fund's cumulative total returns and average annual total returns do not include the effects of the separate sales charges assessed through Destiny Plans I: N (the Plans); the figures provided for a "$50/month 15-year plan" illustrate the fund's performance adjusted to reflect fees and sales charges assessed by the Plans. The illustrations assume an initial investment at the beginning of each period shown. Because the illustrations assume yearly lump sum investments, they do not reflect what investors would have earned had they made regular monthly investments over the period. As shares of the funds may be acquired only through the Plans, investors should consult the Plans' prospectus for more complete information on the impact of the separate charges and fees applicable to each Plan. The rate (%) of deductions decreases as Plan sizes increase. Figures for the S&P 500, a market capitalization-weighted index of common stocks, include reinvestment of dividends. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Fidelity Destiny Portfolios: Destiny II: Class N

Performance: The Bottom Line

$10,000 Over 10 Years

Cumulative Total Returns

Periods ended September 30, 2002	Past 1 year	Past 5 years	Past 10 years
Destiny II: CL N	-17.10%	-3.41%	162.79%
S&P 500	-20.49%	-7.88%	136.69%
Lipper Growth Funds Average	-19.63%	-13.34%	113.20%
Large Cap Core Funds Average	-20.41%	-12.87%	112.55%

Let's say hypothetically that $10,000 was invested in Destiny II: Class N on September 30, 1992. The chart shows how the value of your investment would have grown, and also shows how the S&P 500 Index did over the same period. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Average Annual Total Returns

Periods ended September 30, 2002	Past 1 year	Past 5 years	Past 10 years
Destiny II: CL N	-17.10%	-0.69%	10.14%
$50/month 15-Year Plan	-58.55%	-2.76%	9.58%
S&P 500	-20.49%	-1.63%	9.00%
Lipper Growth Funds Average	-19.63%	-3.26%	7.33%
Large Cap Core Funds Average	-20.41%	-2.89%	7.66%

Destiny II began offering Class N shares on April 30, 1999. The total returns for Class N reported for periods prior to April 30, 1999 are those of Class O, restated to reflect the higher 12b-1 and transfer agent fee applicable to Class N.

The charts above show Destiny II: Class N total returns, which include changes in share price and reinvestment of dividends and capital gains. The fund's cumulative total returns and average annual total returns do not include the effects of the separate sales charges assessed through Destiny Plans II: N (the Plans); the figures provided for a "$50/month 15-year plan" illustrate the fund's performance adjusted to reflect fees and sales charges assessed by the Plans. The illustrations assume an initial investment at the beginning of each period shown. Because the illustrations assume yearly lump sum investments, they do not reflect what investors would have earned had they made regular monthly investments over the period. As shares of the funds may be acquired only through the Plans, investors should consult the Plans' prospectus for more complete information on the impact of the separate charges and fees applicable to each Plan. The rate (%) of deductions decreases as Plan sizes increase. Figures for the S&P 500, a market capitalization-weighted index of common stocks, include reinvestment of dividends. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Fidelity Destiny Portfolios: Destiny I

Fund Talk: The Manager's Overview

Market Recap

After a year and a half of losses, investors looking for some improvement in the stock market found little relief during the 12-month period ending September 30, 2002. The Standard & Poor's 500SM Index, a benchmark of 500 larger companies, fell 20.49%, while the tech-heavy NASDAQ Composite® Index and the blue chips' benchmark, the Dow Jones Industrial AverageSM, dropped 21.52% and 12.46%, respectively. Smaller-cap stocks fared slightly better but still proved disappointing, as evidenced by the 9.30% decline in the Russell 2000® Index. A year ago, the outlook for stocks looked particularly dismal in the aftermath of September 11, but the market initially rebounded surprisingly well as many investors stepped in to scoop up stocks at bargain prices. Expectations for an economic recovery were heightened after the Federal Reserve Board lowered interest rates in the fourth quarter of 2001 to levels not seen since the 1960s. However, optimism for a sustained market rally was muted by a series of worries that arose in 2002 and unleashed a high level of uncertainty that lasted throughout the remainder of the period. Among the concerns, the economy continued to grow in a slow and uneven fashion. This sporadic economic growth caused product sales to slow and inventories to build up, forcing many companies to cut costs - often in the form of workforce reductions - to meet their quarterly profit expectations. Despite reduced costs, corporate earnings generally were disappointing and provided cause for much of the selling pressure that plagued the market. In addition to meager profits, reports alleging egregious corporate conduct at many high-profile firms fostered a wave of discontentment among investors and sent many of them to the sidelines. Enhancing their pessimism was a series of corporate accounting investigations by the Securities and Exchange Commission that resulted in several earnings restatements - most of which were lower. Also weighing on the market was the possibility of a U.S. war with Iraq and/or future terrorist incidents, the lingering threat of deflation, weaker-than-expected consumer spending in August and concerns about the erosion in consumer spending that often follows a severe decline in the labor market.

(Portfolio Manager photograph)

An interview with Karen Firestone, Portfolio Manager of Destiny I

Q. How did the fund perform, Karen?

A. While I'm somewhat pleased with our results on a relative basis, I wish the fund's absolute returns were stronger. For the 12 months that ended September 30, 2002, the fund's Class N shares returned -19.46%, outperforming both the Standard & Poor's 500 Index and the Lipper Inc. growth funds average, which declined 20.49% and 19.63%, respectively.

Q. What swayed performance during the past year?

A. Good stock picking helped the fund top its benchmarks during the period. As the prospects for a strong economic recovery dimmed, I became more cautious heading into 2002, emphasizing simple, high-quality companies with good earnings visibility, decent growth rates and reasonably attractive valuations. Assuming a more conservative posture, I limited the fund's exposure to higher-growth names with little-to-no current earnings that suffered the most amid difficult market conditions and were hurt further by concerns about corporate mismanagement and geopolitical unrest. In addition, we benefited from completely avoiding most companies with overly complex accounting structures - including Tyco International, WorldCom and Qwest Communications - that were wracked by financial reporting scandals. While this conservative positioning paid off relative to the index, it also proved effective versus our competitors, which remained more aggressive on average.

Q. What other strategies worked?

A. I invested in several mid- and large-sized industrial and consumer stocks that performed nicely in a tough market. Defense stocks, such as Lockheed Martin, were strong, as were such rail stocks as Union Pacific. Additionally, the fund got a boost from its ample exposure to fast-growing specialty and multiline retailers, including Lowe's and Big Lots, respectively, as well as to auto component maker TRW. Tribune Company further aided performance, bucking a downtrend in the media sector. I also played some pretty good defense. I added to holdings in attractively priced consumer staples stocks, such as Alberto-Culver and Coca-Cola, which helped during the period as fears of a double-dip recession percolated and the market paid a premium for predictability in earnings. Finally, the fund benefited from underweighting telecommunication services and utilities stocks, which were plagued by continued weak business fundamentals.

Annual Report

Fidelity Destiny Portfolios: Destiny ____

Fund Talk: The Manager's Overview - continued

Q. How did some of your other investment decisions work out?

A. Within technology, I pared some of our more volatile holdings late in 2001 to take profits because I felt the stocks were vulnerable to further declines. While that move sheltered the fund somewhat as the sector weakened, performance was hurt by an emphasis on large-cap hardware names, such as Intel, which suffered from still-sluggish capital spending and a delayed new personal computer cycle. Still, having an overweighting in Microsoft helped, as the stock outpaced the index due to more stable earnings. Elsewhere, our health care holdings hampered returns. Despite favorable results from our equipment and services stocks - most notably Boston Scientific - small positions in several weak biotechnology holdings hamstrung us. Ilex Oncology, Protein Design Labs, Cell Therapeutics and Millennium Pharmaceuticals were notable detractors, hurt by weakness in the NASDAQ, as investors embraced companies with better near-term earnings prospects. The damage would have been worse had I not scaled back on the fund's large-cap drug stocks, which were plagued by patent expirations, slower product approvals and manufacturing problems, among other factors. Johnson & Johnson, however, was one exception. Underweighting the stock hurt, as it performed relatively well due to investors' enthusiasm for its new drug-coated stents. In finance, the fund lost ground by holding too few regional banks, which continued to benefit from last year's aggressive interest rate cuts. Finally, I unfortunately wasn't early enough in exiting scandal-ridden media company Adelphia Communications. Some other stocks I've mentioned also were not held at period end.

Q. What's your outlook?

A. Given my uncertainty about the direction of the economy in the near term, I'll stay focused on finding companies I feel are likely to grow their revenues and earnings and outperform the market through any environment, whether it's continued sluggishness or a recovery. I'm particularly interested in growth stories related to advances in medical devices, successful media enterprises, consumer product portfolios and distribution, as well as defense contractors. At the same time, I'll continue to be cautious and avoid companies with complicated corporate structures, overly aggressive managements and/or any situation where the reported numbers don't seem to make sense.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page <Click Here>.

Fund Facts

Goal: seeks capital growth

Start date: July 10, 1970

Size: as of September 30, 2002, more than $2.7 billion

Manager: Karen Firestone, since 2000; manager, Fidelity Advisor Large Cap Stock Fund and Fidelity Large Cap Stock Fund, since 1998; several Fidelity Select Portfolios, 1986-1997; joined Fidelity in 1983

3

Karen Firestone reviews her core strategies:

"I feel the companies that have been able to withstand and overcome economic softness over the past couple of years are the ones likely to shine the brightest during an economic recovery. These are companies whose products or services have been in demand, and could be in even stronger demand as the economy revives. Examples of stocks I held during the period that fit the bill included Lowe's, Gillette, Tribune Company, Wells Fargo, Coca-Cola and FedEx.

"As I've stated before, I think it's inappropriate for me - given the fund's mandate - to avoid growth stocks just because they are out of favor. Investors put money into my fund because I represent growth investing. So, as a growth fund manager, I feel I need to have ample exposure to the more volatile areas of the market, such as technology, and to invest in good companies at bargain prices, even when it's difficult to do so. While I didn't increase the fund's weighting in tech during the period, I wasn't tempted to sell much either, since I had strong conviction in the high-quality companies I owned. The overall tech weighting did come down, however, largely as a result of the stocks coming down more than the market.

"Before I invest in it, I need to understand the component businesses that make up a company. If I can't figure out its financials or what's driving the business, then I don't want to own its stock. Nor will I invest if I am not completely comfortable with a firm's top leaders or if I sense any indication that something is amiss, because that usually spells trouble. It is critical that I keep portfolio management in my hands and not allow corporate missteps to dictate performance. While I don't believe we have come to the end of the corporate scandal phenomenon, I hope that my investment discipline keeps us from owning troubled names."

Annual Report

Fidelity Destiny Portfolios: Destiny II

Fund Talk: The Manager's Overview

Market Recap

After a year and a half of losses, investors looking for some improvement in the stock market found little relief during the 12-month period ending September 30, 2002. The Standard & Poor's 500SM Index, a benchmark of 500 larger companies, fell 20.49%, while the tech-heavy NASDAQ Composite® Index and the blue chips' benchmark, the Dow Jones Industrial AverageSM, dropped 21.52% and 12.46%, respectively. Smaller-cap stocks fared slightly better but still proved disappointing, as evidenced by the 9.30% decline in the Russell 2000® Index. A year ago, the outlook for stocks looked particularly dismal in the aftermath of September 11, but the market initially rebounded surprisingly well as many investors stepped in to scoop up stocks at bargain prices. Expectations for an economic recovery were heightened after the Federal Reserve Board lowered interest rates in the fourth quarter of 2001 to levels not seen since the 1960s. However, optimism for a sustained market rally was muted by a series of worries that arose in 2002 and unleashed a high level of uncertainty that lasted throughout the remainder of the period. Among the concerns, the economy continued to grow in a slow and uneven fashion. This sporadic economic growth caused product sales to slow and inventories to build up, forcing many companies to cut costs - often in the form of workforce reductions - to meet their quarterly profit expectations. Despite reduced costs, corporate earnings generally were disappointing and provided cause for much of the selling pressure that plagued the market. In addition to meager profits, reports alleging egregious corporate conduct at many high-profile firms fostered a wave of discontentment among investors and sent many of them to the sidelines. Enhancing their pessimism was a series of corporate accounting investigations by the Securities and Exchange Commission that resulted in several earnings restatements - most of which were lower. Also weighing on the market was the possibility of a U.S. war with Iraq and/or future terrorist incidents, the lingering threat of deflation, weaker-than-expected consumer spending in August and concerns about the erosion in consumer spending that often follows a severe decline in the labor market.

(Portfolio Manager photograph)

An interview with Adam Hetnarski, Portfolio Manager of Destiny II

Q. How did the fund perform, Adam?

A. The fund outperformed its benchmarks in an extremely volatile environment. For the 12 months ending September 30, 2002, the fund's Class N shares returned -17.10%, well ahead of the Standard & Poor's 500 Index and the Lipper growth funds average, which returned -20.49% and -19.63%, respectively.

Q. What factors influenced the fund's return?

A. The fund's return was weak in absolute terms because the stock market continued to correct in response to the late-1990s bubble in share prices. We did well on a relative basis, however, in part because of favorable stock selection in the industrials sector, where I avoided or underweighted most of the traditional cyclical names. Instead, I focused on stocks and industries where I saw a specific, potentially powerful catalyst. For example, defense stocks - a subsector of industrials - were lifted in the short term by the possibility of conflict with Iraq, but their longer-term prospects also remained bright due to projected increases in defense spending over the next several years by the federal government. Overweighting consumer staples also had a positive effect on the fund's performance compared with the benchmark, as investors were attracted to stocks that tend to be less dependent on overall economic activity. I'll also mention an underweighting and stock selection in technology as favorable influences. Partially offsetting these positive factors was my stock selection in health care, where our drug holdings encountered a variety of problems that resulted in poor performance. An underweighting in financials, which registered a smaller loss than most other sectors, also worked against the fund's relative performance.

Q. What was the fund's positioning during the period?

A. Throughout the period I was cautious and therefore positioned the fund defensively, emphasizing stocks that I thought could outperform the market in a challenging economic environment. Also, I was very conscious of valuations, which meant being willing to walk away from positions earlier than I would have under more favorable conditions. In baseball vernacular, I tried to hit singles and doubles instead of swinging for the fences. At the same time, when stock prices cratered in July and again in September, I began to establish positions in beaten-down companies - for example, in technology - that might be good long-term opportunities if the economy recovers.

Annual Report

Fidelity Destiny Portfolios: Destiny ____

Fund Talk: The Manager's Overview - continued

Q. Which stocks contributed to the fund's performance?

A. Lockheed Martin was our best contributor. Increasing profit margins and a favorable outlook for the defense industry helped the stock. The fund also was aided by Western Digital and Maxtor, two disk drive manufacturers whose stocks strengthened due in part to firm demand from the video gaming industry. I substantially reduced positions in both stocks as their share prices rallied - a good decision, as it turned out. Also meriting mention is Winnebago Industries, a maker of recreational vehicles (RVs). Demographic studies have shown that baby boomers - those individuals born between 1946 and 1964, with many now nearing retirement - like to spend money on RVs, a trend that helped Winnebago during the period.

Q. Which stocks disappointed you?

A. AOL Time Warner was the fund's largest detractor, hampered by a steady stream of negative news about AOL's sagging ad revenues and aggressive accounting tactics. Drug stock Bristol-Myers Squibb was hurt when it had to take a charge against earnings to compensate for overshipping product to its distributors, while competitor Pfizer declined amid negative sentiment toward drug stocks and the uncertainty generated by its announcement in July of plans to buy Pharmacia. Microsoft, the fund's largest position at the end of the period, was a negative contributor in absolute terms but withstood the intense selling pressure better than most technology stocks.

Q. What's your outlook, Adam?

A. I believe it could take a while for the economy to make a meaningful recovery. In the meantime, we could see more downside volatility in the stock market, punctuated by occasional sharp rallies as the market probes for a bottom. Knowing your companies well and watching valuations carefully should continue to be essential. The further the market declines, however, the more attractive some of the more cyclical plays are getting in industries such as semiconductors, semiconductor capital equipment and telecommunications equipment. I'll be watching these areas carefully in the months to come.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page <Click Here>.

Fund Facts

Goal: seeks capital growth

Start date: December 30, 1985

Size: as of September 30, 2002, more than $3.8 billion

Manager: Adam Hetnarski, since 2000; manager, Contrafund II, since 2000; Fidelity Export and Multinational Fund, 1998-2000; Fidelity Select Technology Portfolio and Fidelity Advisor Technology Fund, 1996-1998; analyst, networking and electronics industries, 1994-1996; joined Fidelity in 1991

3

Adam Hetnarski discusses the possibility of a double-dip recession:

"There's been a lot of speculation recently about the possibility of a double-dip recession - that is, a recession followed by a partial recovery, after which the economy slides back into recession. I favor the double-dip scenario, and I think it's possible that we've already entered the second dip. It's during this period of weakness that we're likely to see the pullback in consumer spending that is characteristic of virtually every recession on record but has yet to occur in this one. The only way I can see to avoid this second dip is if corporate capital spending rebounds quickly, which doesn't seem likely given the excess capacity and uncertainty about corporate earnings that still exist.

"Companies in many sectors are still cutting staff. Meanwhile, the stock market continues to struggle at a time when a near-record percentage of households have exposure to stocks. Consequently, consumer confidence is unlikely to rebound from current levels any time soon and could fall further. Low interest rates have propped up consumer spending by freeing up cash through mortgage refinancing. However, if consumers retrench in response to further deterioration in stock prices or the employment market, it could put a damper on spending. Since consumer spending accounts for approximately two-thirds of the total demand for U.S. goods and services, we could well see several more quarters of negative GDP - or gross domestic product, a measure of goods and services produced in the U.S. Furthermore, if housing prices begin to weaken, the resulting loss of equity could undermine consumers' ability to borrow additional funds, and the second dip of the downturn might be lengthened as a result.

"I still expect to see some attractive investment opportunities in most sectors. However, I believe that in the wake of a historic stock market bubble and a period of prolonged economic expansion, it would be irrational not to expect a more serious economic downturn than we have seen so far. Stock selection and portfolio construction should continue to be important in distinguishing the better mutual funds from those that underperform the market."

Annual Report

Investment Changes

Top Ten Equity Holdings - Destiny I
as of September 30, 2002		as of March 31, 2002
Microsoft Corp.		Microsoft Corp.
Philip Morris Companies, Inc.		Philip Morris Companies, Inc.
Wal-Mart Stores, Inc.		General Electric Co.
The Coca-Cola Co.		Pfizer, Inc.
General Electric Co.		Wal-Mart Stores, Inc.
Pfizer, Inc.		Intel Corp.
Exxon Mobil Corp.		Exxon Mobil Corp.
Intel Corp.		International Business Machines Corp.
Lowe's Companies, Inc.		The Coca-Cola Co.
Wells Fargo & Co.		Citigroup, Inc.
Top Ten Equity Holdings - Destiny II
as of September 30, 2002		as of March 31, 2002
Microsoft Corp.		Microsoft Corp.
The Coca-Cola Co.		The Coca-Cola Co.
Viacom, Inc. Class B (non-vtg.)		Philip Morris Companies, Inc.
AT&T Corp.		BellSouth Corp.
Bristol-Myers Squibb Co.		Pfizer, Inc.
American International Group, Inc.		Lockheed Martin Corp.
Biomet, Inc.		ChevronTexaco Corp.
Texas Instruments, Inc.		PepsiCo, Inc.
Zimmer Holdings, Inc.		American International Group, Inc.
Morgan Stanley		Exxon Mobil Corp.
Top Five Market Sectors - Destiny I
as of September 30, 2002	% of fund's net assets	as of March 31, 2002	% of fund's net assets
Consumer Discretionary	19.6%	Information Technology	21.1%
Information Technology	15.4%	Consumer Discretionary	15.8%
Financials	13.1%	Health Care	14.3%
Health Care	12.7%	Financials	11.7%
Consumer Staples	11.7%	Industrials	11.1%
Top Five Market Sectors - Destiny II
as of September 30, 2002	% of fund's net assets	as of March 31, 2002	% of fund's net assets
Information Technology	17.7%	Consumer Staples	17.5%
Health Care	14.7%	Information Technology	14.0%
Industrials	13.5%	Health Care	13.9%
Consumer Discretionary	10.9%	Industrials	9.6%
Financials	10.1%	Consumer Discretionary	9.6%

Annual Report

Fidelity Destiny Portfolios: Destiny I

Investments September 30, 2002

Showing Percentage of Net Assets

Common Stocks - 94.1%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 19.6%
Auto Components - 0.8%
ArvinMeritor, Inc.	246,100	$ 4,602,070
Cooper Tire & Rubber Co.	691,300	11,157,582
Michelin SA (Compagnie Generale des Etablissements) Series B	241,400	6,776,546
		22,536,198
Hotels, Restaurants & Leisure - 1.2%
McDonald's Corp.	1,432,800	25,303,248
Ruby Tuesday, Inc.	464,100	8,715,798
		34,019,046
Household Durables - 0.6%
Sony Corp. sponsored ADR	387,700	15,934,470
Internet & Catalog Retail - 0.6%
Amazon.com, Inc. (a)	269,500	4,293,135
eBay, Inc. (a)	263,000	13,889,030
		18,182,165
Leisure Equipment & Products - 0.5%
Mattel, Inc.	801,000	14,426,010
Media - 7.9%
Belo Corp. Series A	802,500	17,558,700
British Sky Broadcasting Group PLC (BSkyB) sponsored ADR (a)	356,516	17,790,148
Comcast Corp. Class A (special) (a)	691,100	14,416,346
Grupo Televisa SA de CV sponsored ADR (a)	903,100	23,020,019
Knight-Ridder, Inc.	225,400	12,714,814
RTL Group	271,115	7,337,551
Television Francaise 1 SA	508,931	10,802,950
The New York Times Co. Class A	244,500	11,112,525
Tribune Co.	938,420	39,235,340
Univision Communications, Inc. Class A (a)	515,500	11,753,400
Viacom, Inc. Class B (non-vtg.) (a)	980,165	39,745,691
Walt Disney Co.	962,090	14,566,043
		220,053,527
Multiline Retail - 3.8%
Big Lots, Inc. (a)	829,000	13,123,070
Costco Wholesale Corp. (a)	233,100	7,545,447
Sears, Roebuck & Co.	315,200	12,292,800
Wal-Mart Stores, Inc.	1,466,800	72,225,232
		105,186,549
Specialty Retail - 3.2%
Best Buy Co., Inc. (a)	509,599	11,369,154
Gap, Inc.	788,300	8,553,055
Lowe's Companies, Inc.	1,216,750	50,373,450
Staples, Inc. (a)	1,386,500	17,733,335
		88,028,994
Textiles Apparel & Luxury Goods - 1.0%
NIKE, Inc. Class B	187,000	8,074,660

	Shares	Value (Note 1)
Polo Ralph Lauren Corp. Class A (a)	291,700	$ 6,061,526
The Swatch Group AG (Reg.)	853,863	12,810,258
		26,946,444
TOTAL CONSUMER DISCRETIONARY		545,313,403
CONSUMER STAPLES - 11.7%
Beverages - 4.1%
Anheuser-Busch Companies, Inc.	295,500	14,952,300
PepsiCo, Inc.	813,100	30,044,045
The Coca-Cola Co.	1,418,400	68,026,464
		113,022,809
Food Products - 1.2%
Dean Foods Co. (a)	362,600	14,424,228
Kellogg Co.	218,800	7,275,100
McCormick & Co., Inc. (non-vtg.)	449,500	10,248,600
		31,947,928
Household Products - 1.2%
Procter & Gamble Co.	371,700	33,222,546
Personal Products - 2.6%
Alberto-Culver Co. Class B	572,810	28,084,874
Gillette Co.	1,524,300	45,119,280
		73,204,154
Tobacco - 2.6%
Philip Morris Companies, Inc.	1,875,370	72,764,356
TOTAL CONSUMER STAPLES		324,161,793
ENERGY - 7.2%
Energy Equipment & Services - 1.6%
Rowan Companies, Inc.	455,600	8,492,384
Schlumberger Ltd. (NY Shares)	645,500	24,825,930
Tidewater, Inc.	446,200	12,042,938
		45,361,252
Oil & Gas - 5.6%
BP PLC sponsored ADR	308,600	12,313,140
ChevronTexaco Corp.	384,000	26,592,000
ConocoPhillips	926,588	42,845,429
Exxon Mobil Corp.	1,759,700	56,134,430
Ocean Energy, Inc.	802,000	15,999,900
		153,884,899
TOTAL ENERGY		199,246,151
FINANCIALS - 13.1%
Banks - 5.8%
Bank of America Corp.	689,000	43,958,200
Bank One Corp.	813,600	30,428,640
Synovus Financial Corp.	441,900	9,111,978
Wachovia Corp.	742,390	24,268,729
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Banks - continued
Wells Fargo & Co.	972,900	$ 46,854,864
Zions Bancorp	142,800	6,216,084
		160,838,495
Diversified Financials - 5.1%
American Express Co.	984,200	30,687,356
Citigroup, Inc.	700,166	20,759,922
Credit Saison Co. Ltd.	466,100	10,242,062
Fannie Mae	367,800	21,898,812
Freddie Mac	269,500	15,065,050
JAFCO Co. Ltd.	103,600	6,059,325
Legg Mason, Inc.	168,000	7,150,080
MBNA Corp.	523,200	9,616,416
Merrill Lynch & Co., Inc.	215,500	7,100,725
Morgan Stanley	379,000	12,840,520
		141,420,268
Insurance - 2.2%
Allstate Corp.	404,900	14,394,195
American International Group, Inc.	705,564	38,594,351
Principal Financial Group, Inc.	320,800	8,398,544
		61,387,090
TOTAL FINANCIALS		363,645,853
HEALTH CARE - 12.7%
Biotechnology - 0.6%
Cephalon, Inc. (a)	228,600	9,331,452
Geneprot, Inc. (c)	262,000	917,000
Millennium Pharmaceuticals, Inc. (a)	299,300	2,789,476
Protein Design Labs, Inc. (a)	483,400	4,012,220
		17,050,148
Health Care Equipment & Supplies - 2.4%
Boston Scientific Corp. (a)	1,242,500	39,213,300
Medtronic, Inc.	418,200	17,614,584
Stryker Corp.	169,700	9,774,720
		66,602,604
Health Care Providers & Services - 0.6%
Tenet Healthcare Corp. (a)	335,000	16,582,500
Pharmaceuticals - 9.1%
Abbott Laboratories	615,500	24,866,200
Allergan, Inc.	261,700	14,236,480
Bristol-Myers Squibb Co.	1,345,860	32,031,468
Forest Laboratories, Inc. (a)	235,100	19,280,551
Johnson & Johnson	538,100	29,100,448
Merck & Co., Inc.	1,012,710	46,290,974
Mylan Laboratories, Inc.	378,600	12,395,364

	Shares	Value (Note 1)
Pfizer, Inc.	2,165,825	$ 62,852,242
Schering-Plough Corp.	594,400	12,672,608
		253,726,335
TOTAL HEALTH CARE		353,961,587
INDUSTRIALS - 11.0%
Aerospace & Defense - 2.3%
Boeing Co.	225,200	7,686,076
Lockheed Martin Corp.	514,700	33,285,649
Northrop Grumman Corp.	190,500	23,629,620
		64,601,345
Air Freight & Logistics - 0.8%
FedEx Corp.	449,200	22,491,444
Airlines - 0.5%
AMR Corp. (a)	540,500	2,259,290
Southwest Airlines Co.	860,900	11,243,354
		13,502,644
Building Products - 0.6%
American Standard Companies, Inc. (a)	287,700	18,303,474
Commercial Services & Supplies - 0.8%
Cintas Corp.	395,400	16,575,168
First Data Corp.	182,600	5,103,670
		21,678,838
Industrial Conglomerates - 3.1%
3M Co.	177,600	19,530,672
General Electric Co.	2,680,300	66,069,395
		85,600,067
Machinery - 1.7%
Danaher Corp.	132,900	7,555,365
Graco, Inc.	588,150	14,586,120
IDEX Corp.	301,700	8,613,535
Illinois Tool Works, Inc.	302,400	17,638,992
		48,394,012
Road & Rail - 1.2%
Union Pacific Corp.	567,400	32,835,438
TOTAL INDUSTRIALS		307,407,262
INFORMATION TECHNOLOGY - 15.4%
Communications Equipment - 2.0%
Brocade Communications System, Inc. (a)	454,400	3,421,632
Cisco Systems, Inc. (a)	2,173,039	22,773,449
Harris Corp.	490,800	16,436,892
UTStarcom, Inc. (a)	775,000	11,834,250
		54,466,223
Computers & Peripherals - 2.7%
Dell Computer Corp. (a)	1,630,200	38,326,002
EMC Corp. (a)	957,200	4,374,404
International Business Machines Corp.	557,400	32,546,586
		75,246,992
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - 0.3%
Agilent Technologies, Inc. (a)	232,100	$ 3,031,226
Kyocera Corp.	83,800	5,496,442
		8,527,668
Semiconductor Equipment & Products - 4.7%
Altera Corp. (a)	694,400	6,020,448
Analog Devices, Inc. (a)	764,400	15,058,680
Integrated Device Technology, Inc. (a)	605,700	6,323,508
Intel Corp.	3,852,500	53,511,225
International Rectifier Corp. (a)	214,100	3,344,242
LTX Corp. (a)	1,468,000	6,694,080
Marvell Technology Group Ltd. (a)	330,400	5,236,840
Micrel, Inc. (a)	541,800	3,337,488
Micron Technology, Inc. (a)	402,540	4,979,420
QLogic Corp. (a)	174,000	4,530,960
Texas Instruments, Inc.	1,252,500	18,499,425
Tokyo Electron Ltd.	121,300	4,643,348
		132,179,664
Software - 5.7%
Microsoft Corp. (a)	3,291,049	143,950,482
Reynolds & Reynolds Co. Class A	605,400	13,585,176
		157,535,658
TOTAL INFORMATION TECHNOLOGY		427,956,205
MATERIALS - 1.7%
Chemicals - 0.3%
PPG Industries, Inc.	174,700	7,809,090
Containers & Packaging - 0.7%
Pactiv Corp. (a)	731,600	12,034,820
Smurfit-Stone Container Corp. (a)	691,300	8,689,641
		20,724,461
Metals & Mining - 0.7%
Arcelor SA (a)	1,191,144	12,071,429
Nucor Corp.	183,100	6,939,490
		19,010,919
TOTAL MATERIALS		47,544,470
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.7%
AT&T Corp.	1,878,180	22,556,942
BellSouth Corp.	239,200	4,391,712
KT Corp. sponsored ADR	426,600	9,461,988
Verizon Communications, Inc.	401,500	11,017,160
		47,427,802
TOTAL COMMON STOCKS (Cost $3,041,946,968)		2,616,664,526
Money Market Funds - 6.5%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.86% (b) (Cost $179,002,873)	179,002,873	$ 179,002,873
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $3,220,949,841)		2,795,667,399
NET OTHER ASSETS - (0.6)%		(15,612,222)
NET ASSETS - 100%		$ 2,780,055,177
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Geneprot, Inc.	7/7/00	$ 1,441,000
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $3,200,236,603 and $3,388,340,828, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $275,767 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $917,000 or 0% of net assets.

Income Tax Information
At September 30, 2002, the fund had a capital loss carryforward of approximately $805,799,000 of which $78,295,000 and $727,504,000 will expire on September 30, 2009 and 2010, respectively.
The fund intends to elect to defer to its fiscal year ending September 30, 2003 approximately $637,344,000 of losses recognized during the period November 1, 2001 to September 30, 2002.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Destiny Portfolios: Destiny I

Financial Statements

Statement of Assets and Liabilities

	September 30, 2002

Assets
Investment in securities, at value (including securities loaned of $9,602,561) (cost $3,220,949,841) - See accompanying schedule		$ 2,795,667,399
Cash		108,219
Receivable for investments sold		25,942,766
Receivable for fund shares sold		78,781
Dividends receivable		3,739,806
Interest receivable		210,153
Other receivables		478,302
Total assets		2,826,225,426

Liabilities
Payable for investments purchased	$ 33,357,210
Payable for fund shares redeemed	1,180,696
Accrued management fee	1,119,364
Distribution fees payable	2,744
Other payables and accrued expenses	185,195
Collateral on securities loaned, at value	10,325,040
Total liabilities		46,170,249

Net Assets		$ 2,780,055,177
Net Assets consist of:
Paid in capital		$ 4,689,649,666
Undistributed net investment income		17,818,388
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,502,141,132)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(425,271,745)
Net Assets		$ 2,780,055,177
Class O: Net Asset Value, offering price and redemption price per share ($2,767,483,653 ÷ 297,234,722 shares)		$ 9.31
Class N: Net Asset Value, offering price and redemption price per share ($12,571,524 ÷ 1,372,636 shares)		$ 9.16

Statement of Operations

	Year ended September 30, 2002

Investment Income
Dividends		$ 41,283,298
Interest		3,729,509
Security lending		260,781
Total income		45,273,588

Expenses
Management fee	$ 16,440,550
Transfer agent fees	290,421
Distribution fees	26,877
Accounting and security lending fees	630,564
Non-interested trustees' compensation	6,559
Custodian fees and expenses	136,732
Registration fees	27,053
Audit	45,377
Legal	32,746
Miscellaneous	34,674
Total expenses before reductions	17,671,553
Expense reductions	(1,607,754)	16,063,799
Net investment income (loss)		29,209,789
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investments	(699,669,834)
Foreign currency transactions	65,823
Total net realized gain (loss)		(699,604,011)
Change in net unrealized appreciation (depreciation) on: Investment securities	37,990,038
Assets and liabilities in foreign currencies	22,502
Total change in net unrealized appreciation (depreciation)		38,012,540
Net gain (loss)		(661,591,471)
Net increase (decrease) in net assets resulting from operations		$ (632,381,682)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended September 30,	Year ended September 30,
	2002	2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 29,209,789	$ 36,027,965
Net realized gain (loss)	(699,604,011)	(772,224,376)
Change in net unrealized appreciation (depreciation)	38,012,540	(1,269,642,810)
Net increase (decrease) in net assets resulting from operations	(632,381,682)	(2,005,839,221)
Distributions to shareholders from net investment income	(37,219,056)	(35,509,009)
Distributions to shareholders from net realized gain	-	(1,034,192,675)
Total distributions	(37,219,056)	(1,069,701,684)
Share transactions - net increase (decrease)	(190,122,951)	590,965,542
Total increase (decrease) in net assets	(859,723,689)	(2,484,575,363)

Net Assets
Beginning of period	3,639,778,866	6,124,354,229
End of period (including undistributed net investment income of $17,818,388 and undistributed net investment income of $25,986,178, respectively)	$ 2,780,055,177	$ 3,639,778,866

Financial Highlights - Class O

Years ended September 30,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 11.56	$ 22.09	$ 26.54	$ 24.58	$ 25.08
Income from Investment Operations
Net investment income (loss) C	.10	.12	.20	.42	.44
Net realized and unrealized gain (loss)	(2.23)	(6.74)	(.77)	4.13	1.56
Total from investment operations	(2.13)	(6.62)	(.57)	4.55	2.00
Distributions from net investment income	(.12)	(.13)	(.44)	(.42)	(.47)
Distributions from net realized gain	-	(3.78)	(3.44)	(2.17)	(2.03)
Total distributions	(.12)	(3.91)	(3.88)	(2.59)	(2.50)
Net asset value, end of period	$ 9.31	$ 11.56	$ 22.09	$ 26.54	$ 24.58
Total Return A, B	(18.69)%	(34.55)%	(3.23)%	18.99%	8.72%
Ratios to Average Net Assets D
Expenses before expense reductions	.48%	.40%	.27%	.32%	.33%
Expenses net of voluntary waivers, if any	.48%	.40%	.27%	.32%	.33%
Expenses net of all reductions	.44%	.37%	.25%	.31%	.33%
Net investment income (loss)	.80%	.75%	.85%	1.55%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,767,484	$ 3,633,310	$ 6,121,273	$ 6,977,155	$ 6,206,058
Portfolio turnover rate	93%	119%	145%	36%	27%

A Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class N

Years ended September 30,	2002	2001	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.40	$ 21.90	$ 26.45	$ 27.76
Income from Investment Operations
Net investment income (loss) D	(.01)	(.02)	(.01)	.08
Net realized and unrealized gain (loss)	(2.20)	(6.66)	(.74)	(1.39)
Total from investment operations	(2.21)	(6.68)	(.75)	(1.31)
Distributions from net investment income	(.03)	(.04)	(.36)	-
Distributions from net realized gain	-	(3.78)	(3.44)	-
Total distributions	(.03)	(3.82)	(3.80)	-
Net asset value, end of period	$ 9.16	$ 11.40	$ 21.90	$ 26.45
Total Return B, C	(19.46)%	(35.10)%	(3.98)%	(4.72)%
Ratios to Average Net Assets F
Expenses before expense reductions	1.36%	1.30%	1.14%	1.18% A
Expenses net of voluntary waivers, if any	1.36%	1.30%	1.14%	1.18% A
Expenses net of all reductions	1.31%	1.27%	1.12%	1.17% A
Net investment income (loss)	(.07)%	(.15)%	(.02)%	.68% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,572	$ 6,469	$ 3,081	$ 256
Portfolio turnover rate	93%	119%	145%	36%

A Annualized

B Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans and for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period April 30, 1999 (commencement of sale of Class N shares) to September 30, 1999.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Destiny Portfolios: Destiny II

Investments September 30, 2002

Showing Percentage of Net Assets

Common Stocks - 89.7%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 10.8%
Auto Components - 0.4%
TRW, Inc.	236,900	$ 13,870,495
Automobiles - 1.2%
Monaco Coach Corp. (a)(e)	1,716,750	34,386,503
Thor Industries, Inc.	98,900	3,437,764
Winnebago Industries, Inc.	227,700	9,000,981
		46,825,248
Hotels, Restaurants & Leisure - 0.3%
Mandalay Resort Group (a)	353,100	11,846,505
Internet & Catalog Retail - 1.4%
Amazon.com, Inc. (a)	2,235,200	35,606,736
eBay, Inc. (a)	344,500	18,193,045
		53,799,781
Media - 7.3%
AOL Time Warner, Inc. (a)	5,388,400	63,044,280
Comcast Corp. Class A (special) (a)	2,481,000	51,753,660
Hearst-Argyle Television, Inc. (a)	569,900	14,156,316
Pixar (a)	465,900	22,409,790
Viacom, Inc. Class B (non-vtg.) (a)	3,118,530	126,456,392
Washington Post Co. Class B	9,500	6,165,500
		283,985,938
Multiline Retail - 0.2%
Wal-Mart Stores, Inc.	193,300	9,518,092
TOTAL CONSUMER DISCRETIONARY		419,846,059
CONSUMER STAPLES - 8.1%
Beverages - 5.2%
PepsiCo, Inc.	1,333,400	49,269,130
The Coca-Cola Co.	3,212,500	154,071,500
		203,340,630
Food & Drug Retailing - 0.7%
Safeway, Inc. (a)	1,203,000	26,826,900
Household Products - 1.2%
Colgate-Palmolive Co.	64,600	3,485,170
Pennzoil-Quaker State Co.	261,200	5,738,564
Procter & Gamble Co.	409,100	36,565,358
		45,789,092
Personal Products - 0.1%
Avon Products, Inc.	63,700	2,936,570
Tobacco - 0.9%
Philip Morris Companies, Inc.	940,400	36,487,520
TOTAL CONSUMER STAPLES		315,380,712
ENERGY - 6.4%
Energy Equipment & Services - 3.4%
BJ Services Co. (a)	1,120,000	29,120,000
Nabors Industries Ltd. (a)	894,100	29,281,775
Noble Corp. (a)	931,000	28,861,000

	Shares	Value (Note 1)
Pride International, Inc. (a)	580,600	$ 7,547,800
Rowan Companies, Inc.	1,330,800	24,806,112
Weatherford International Ltd. (a)	382,659	14,211,955
		133,828,642
Oil & Gas - 3.0%
ChevronTexaco Corp.	1,030,200	71,341,350
Exxon Mobil Corp.	854,800	27,268,120
Knightsbridge Tankers Ltd.	412,100	4,883,385
Stelmar Shipping Ltd. (a)	671,600	9,751,632
Tsakos Energy Navigation Ltd.	193,800	2,112,420
		115,356,907
TOTAL ENERGY		249,185,549
FINANCIALS - 9.9%
Banks - 2.4%
Bank of America Corp.	305,800	19,510,040
Bank One Corp.	1,068,100	39,946,940
Fifth Third Bancorp	900	55,107
Wachovia Corp.	1,007,889	32,947,891
		92,459,978
Diversified Financials - 3.7%
Charles Schwab Corp.	1,659,000	14,433,300
Citigroup, Inc.	986,900	29,261,585
Freddie Mac	2,740	153,166
J.P. Morgan Chase & Co.	1,511,200	28,697,688
Morgan Stanley	2,107,650	71,407,182
		143,952,921
Insurance - 3.8%
American International Group, Inc.	1,419,400	77,641,180
Berkshire Hathaway, Inc. Class B (a)	28,690	70,720,850
Travelers Property Casualty Corp. Class B (a)	5	68
		148,362,098
TOTAL FINANCIALS		384,774,997
HEALTH CARE - 14.7%
Biotechnology - 0.3%
Geneprot, Inc. (b)	255,000	892,500
Gilead Sciences, Inc. (a)	360,100	12,074,153
		12,966,653
Health Care Equipment & Supplies - 3.7%
Biomet, Inc.	2,733,387	72,790,096
Zimmer Holdings, Inc. (a)	1,877,833	71,996,117
		144,786,213
Health Care Providers & Services - 0.6%
Cardinal Health, Inc.	4,631	288,048
Service Corp. International (SCI) (a)	5,844,900	20,457,150
		20,745,198
Pharmaceuticals - 10.1%
Abbott Laboratories	409,000	16,523,600
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - continued
Bristol-Myers Squibb Co.	4,591,072	$ 109,267,514
Eli Lilly & Co.	387,600	21,449,784
Johnson & Johnson	1,309,200	70,801,536
Merck & Co., Inc.	1,432,900	65,497,859
Pfizer, Inc.	2,234,000	64,830,680
Pharmacia Corp.	752,100	29,241,648
Schering-Plough Corp.	598,400	12,757,888
		390,370,509
TOTAL HEALTH CARE		568,868,573
INDUSTRIALS - 13.5%
Aerospace & Defense - 3.8%
Boeing Co.	624,100	21,300,533
Lockheed Martin Corp.	1,096,800	70,930,056
Northrop Grumman Corp.	434,400	53,882,976
		146,113,565
Air Freight & Logistics - 0.4%
CNF, Inc.	523,100	16,420,109
Commercial Services & Supplies - 1.7%
Allied Waste Industries, Inc. (a)	1,995,180	14,664,573
Avery Dennison Corp.	439,600	25,048,408
Cintas Corp.	598,700	25,097,504
Paychex, Inc.	35,527	862,240
		65,672,725
Electrical Equipment - 0.5%
Emerson Electric Co.	436,400	19,175,416
Industrial Conglomerates - 2.1%
General Electric Co.	1,639,200	40,406,280
Tyco International Ltd.	2,937,000	41,411,700
		81,817,980
Machinery - 1.9%
AGCO Corp. (a)	1,253,300	29,076,560
Illinois Tool Works, Inc.	368,900	21,517,937
Ingersoll-Rand Co. Ltd. Class A	513,000	17,667,720
Parker Hannifin Corp.	153,100	5,849,951
		74,112,168
Marine - 0.1%
Alexander & Baldwin, Inc.	189,080	4,207,030
Road & Rail - 3.0%
Arkansas Best Corp. (a)	276,800	7,941,669
CSX Corp.	913,900	24,108,682
P.A.M. Transportation Services, Inc. (a)	323,715	6,176,482
Roadway Corp.	365,000	13,388,200
Union Pacific Corp.	1,093,900	63,303,993
		114,919,026
TOTAL INDUSTRIALS		522,438,019

	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - 17.7%
Communications Equipment - 2.7%
ADC Telecommunications, Inc. (a)	4,764,100	$ 5,478,715
Advanced Fibre Communication, Inc. (a)	2,329,100	30,907,157
Andrew Corp. (a)	1,177,500	7,712,625
CIENA Corp. (a)	5,021,300	14,913,261
Cisco Systems, Inc. (a)	159,600	1,672,608
Finisar Corp. (a)	5,861,621	4,044,518
JDS Uniphase Corp. (a)	7,364,700	14,346,436
Juniper Networks, Inc. (a)	258,400	1,240,320
Lucent Technologies, Inc. (a)	11,600,700	8,816,532
Motorola, Inc.	1,188,400	12,097,912
QUALCOMM, Inc. (a)	1,300	35,906
Tellabs, Inc. (a)	819,700	3,336,179
		104,602,169
Computers & Peripherals - 0.9%
Dell Computer Corp. (a)	981,500	23,075,065
EMC Corp. (a)	263,800	1,205,566
Gateway, Inc. (a)	1,068,300	3,172,851
Maxtor Corp. (a)	340,200	887,922
StorageNetworks, Inc. (a)(e)	6,364,063	7,955,079
Western Digital Corp. (a)	40,000	188,000
		36,484,483
Electronic Equipment & Instruments - 0.0%
Arrow Electronics, Inc. (a)	69,000	871,470
Internet Software & Services - 0.8%
Akamai Technologies, Inc. (a)	5,304,800	4,402,984
PayPal, Inc.	689,100	14,409,081
RealNetworks, Inc. (a)	2,294,512	8,283,188
Yahoo!, Inc. (a)	514,600	4,924,722
		32,019,975
Semiconductor Equipment & Products - 7.3%
Agere Systems, Inc.:
Class A (a)	6,543,471	7,197,818
Class B (a)	16,721,750	16,554,533
Applied Micro Circuits Corp. (a)	297,200	849,992
ASML Holding NV (NY Shares) (a)	1,687,700	10,446,863
Broadcom Corp. Class A (a)	2,383,700	25,457,916
Conexant Systems, Inc. (a)	11,043,100	12,257,841
Infineon Technologies AG sponsored ADR (a)	2,069,100	11,793,870
Intel Corp.	7,900	109,731
Intersil Corp. Class A (a)	670,590	8,690,846
LAM Research Corp. (a)	3,526,620	31,386,918
Linear Technology Corp.	472,900	9,798,488
Maxim Integrated Products, Inc. (a)	400,500	9,916,380
Samsung Electronics Co. Ltd.	900	219,719
STMicroelectronics NV (NY Shares)	1,109,300	15,008,829
Texas Instruments, Inc.	4,891,600	72,248,932
Vitesse Semiconductor Corp. (a)	6,603,700	4,490,516
Xilinx, Inc. (a)	2,863,100	45,345,778
		281,774,970
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - 6.0%
Microsoft Corp. (a)	4,306,070	$ 188,347,501
Network Associates, Inc. (a)	1,117,300	11,876,899
Oracle Corp. (a)	1,628,200	12,797,652
Red Hat, Inc. (a)	2,038,019	9,680,590
SAP AG sponsored ADR	823,200	9,261,000
		231,963,642
TOTAL INFORMATION TECHNOLOGY		687,716,709
MATERIALS - 3.7%
Chemicals - 1.7%
Dow Chemical Co.	861,400	23,524,834
Lyondell Chemical Co.	889,400	10,619,436
Millennium Chemicals, Inc.	308,500	3,047,980
Monsanto Co.	1,449,024	22,155,577
PPG Industries, Inc.	161,900	7,236,930
		66,584,757
Containers & Packaging - 0.4%
Pactiv Corp. (a)	795,600	13,087,620
Metals & Mining - 1.6%
Alcoa, Inc.	73,900	1,426,270
Barrick Gold Corp.	1,661,000	25,904,064
Newmont Mining Corp. Holding Co.	1,259,900	34,659,849
Phelps Dodge Corp.	4,600	117,898
		62,108,081
TOTAL MATERIALS		141,780,458
TELECOMMUNICATION SERVICES - 4.5%
Diversified Telecommunication Services - 4.5%
AT&T Corp.	9,624,700	115,592,647
BellSouth Corp.	193,800	3,558,168
Qwest Communications International, Inc. (a)	1,487,700	3,391,956
TeraBeam Networks (b)	19,200	4,800
Verizon Communications, Inc.	1,829,200	50,193,248
		172,740,819
UTILITIES - 0.4%
Electric Utilities - 0.4%
Cinergy Corp.	423,700	13,316,891
FPL Group, Inc.	43,100	2,318,780
		15,635,671
TOTAL COMMON STOCKS (Cost $3,766,928,436)		3,478,367,566
Convertible Preferred Stocks - 0.0%
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies Series E (b) (Cost $465,480)	27,000	$ 27,000
Corporate Bonds - 0.3%
	Principal Amount
Convertible Bonds - 0.2%
FINANCIALS - 0.2%
Diversified Financials - 0.2%
Elan Finance Corp. Ltd. liquid yield option note 0% 12/14/18 (f)	$ 19,620,000	5,689,800
INFORMATION TECHNOLOGY - 0.0%
Semiconductor Equipment & Products - 0.0%
Agere Systems, Inc. 6.5% 12/15/09	2,120,000	1,017,600
TOTAL CONVERTIBLE BONDS		6,707,400
Nonconvertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Internet & Catalog Retail - 0.1%
Amazon.com, Inc. 0% 5/1/08 (d)	5,000,000	4,650,000
TOTAL CORPORATE BONDS (Cost $17,587,534)		11,357,400
U.S. Treasury Obligations - 0.3%

U.S. Treasury Bills, yield at date of purchase 1.61% to 1.69% 10/3/02 to 12/5/02 (Cost $11,592,775)	11,600,000	11,593,586
Money Market Funds - 8.8%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.86% (c) (Cost $342,976,964)	342,976,964	$ 342,976,964
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $4,139,551,189)		3,844,322,516
NET OTHER ASSETS - 0.9%		33,337,055
NET ASSETS - 100%		$ 3,877,659,571
Legend
(a) Non-income producing
(b) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies Series E	9/19/00	$ 465,480
Geneprot, Inc.	7/7/00	$ 1,402,500
TeraBeam Networks	4/7/00	$ 72,000
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Affiliated company

Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Hutchinson Technology, Inc.	$ 1,994,871	$ 18,969,188	$ -	$ -
Ingram Micro, Inc. Class A.	-	-	-	-
Monaco Coach Corp..	25,796,685	22,295,544	-	34,386,503
StorageNetworks, Inc.	1,908,154	-	-	7,955,079
Western Digital Corp.	2,622,385	4,839,446	-	-
Winnebago Industries, Inc.	6,789,274	13,540,220	-	-
TOTALS	$ 39,111,369	$ 59,644,398	$ -	$42,341,582

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $5,689,800 or 0.2% of net assets.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $13,755,217,594 and $13,723,508,385, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,954,840 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $924,300 or 0% of net assets.

Income Tax Information
At September 30, 2002, the fund had a capital loss carryforward of approximately $351,334,000 all of which will expire on September 30, 2010.
The fund intends to elect to defer to its fiscal year ending September 30, 2003 approximately $388,787,000 of losses recognized during the period November 1, 2001 to September 30, 2002.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Destiny Portfolios: Destiny II

Financial Statements

Statement of Assets and Liabilities

	September 30, 2002

Assets
Investment in securities, at value (including securities loaned of $50,034,676) (cost $4,139,551,190) - See accompanying schedule		$ 3,844,322,516
Cash		575,870
Receivable for investments sold		444,709,466
Receivable for fund shares sold		190,593
Dividends receivable		4,136,621
Interest receivable		1,055,098
Other receivables		3,549,734
Total assets		4,298,539,898

Liabilities
Payable for investments purchased	$ 320,470,503
Payable for fund shares redeemed	1,472,523
Accrued management fee	1,997,913
Distribution fees payable	14,355
Payable for daily variation on futures contracts	2,087,340
Other payables and accrued expenses	230,893
Collateral on securities loaned, at value	94,606,800
Total liabilities		420,880,327

Net Assets		$ 3,877,659,571
Net Assets consist of:
Paid in capital		$ 5,074,349,377
Undistributed net investment income		24,847,448
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(926,308,792)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(295,228,462)
Net Assets		$ 3,877,659,571
Class O: Net Asset Value, offering price and redemption price per share ($3,811,815,133 ÷ 453,547,102 shares)		$ 8.40
Class N: Net Asset Value, offering price and redemption price per share ($65,844,438 ÷ 7,982,928 shares)		$ 8.25

Statement of Operations

	Year ended September 30, 2002

Investment Income
Dividends		$ 51,159,465
Interest		9,065,255
Security lending		322,686
Total income		60,547,406

Expenses
Management fee	$ 27,343,020
Transfer agent fees	558,183
Distribution fees	145,354
Accounting and security lending fees	669,299
Non-interested trustees' compensation	14,055
Custodian fees and expenses	219,176
Registration fees	27,829
Audit	51,358
Legal	37,405
Miscellaneous	42,750
Total expenses before reductions	29,108,429
Expense reductions	(8,271,505)	20,836,924
Net investment income (loss)		39,710,482
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investments (including realized gain (loss) of $2,107,667 on sales of investments in affiliated issuers)	(520,835,191)
Foreign currency transactions	(641,368)
Futures contracts	(13,690,559)
Total net realized gain (loss)		(535,167,118)
Change in net unrealized appreciation (depreciation) on: Investment securities	(263,981,175)
Assets and liabilities in foreign currencies	20,145
Total change in net unrealized appreciation (depreciation)		(263,961,030)
Net gain (loss)		(799,128,148)
Net increase (decrease) in net assets resulting from operations		$ (759,417,666)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Destiny Portfolios: Destiny II
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended September 30,	Year ended September 30,
	2002	2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 39,710,482	$ 35,985,464
Net realized gain (loss)	(535,167,118)	(177,679,714)
Change in net unrealized appreciation (depreciation)	(263,961,030)	(1,597,661,078)
Net increase (decrease) in net assets resulting from operations	(759,417,666)	(1,739,355,328)
Distributions to shareholders from net investment income	(44,925,020)	(31,124,388)
Distributions to shareholders from net realized gain	-	(702,043,526)
Total distributions	(44,925,020)	(733,167,914)
Share transactions - net increase (decrease)	119,888,685	772,468,684
Total increase (decrease) in net assets	(684,454,001)	(1,700,054,558)

Net Assets
Beginning of period	4,562,113,572	6,262,168,130
End of period (including undistributed net investment income of $24,847,448 and undistributed net investment income of $32,312,881, respectively)	$ 3,877,659,571	$ 4,562,113,572

Financial Highlights - Class O

Years ended September 30,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 10.14	$ 16.13	$ 14.76	$ 14.07	$ 14.40
Income from Investment Operations
Net investment income (loss) C	.09	.08	.06	.12	.18
Net realized and unrealized gain (loss)	(1.73)	(4.19)	2.85	3.73	.71
Total from investment operations	(1.64)	(4.11)	2.91	3.85	.89
Distributions from net investment income	(.10)	(.08)	(.11)	(.12)	(.25)
Distributions from net realized gain	-	(1.80)	(1.43)	(3.04)	(.97)
Total distributions	(.10)	(1.88)	(1.54)	(3.16)	(1.22)
Net asset value, end of period	$ 8.40	$ 10.14	$ 16.13	$ 14.76	$ 14.07
Total Return A, B	(16.39)%	(27.64)%	20.25%	30.06%	6.64%
Ratios to Average Net Assets D
Expenses before expense reductions	.61%	.60%	.58%	.48%	.48%
Expenses net of voluntary waivers, if any	.61%	.60%	.58%	.48%	.48%
Expenses net of all reductions	.43%	.55%	.56%	.47%	.48%
Net investment income (loss)	.86%	.67%	.37%	.79%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,811,815	$ 4,523,725	$ 6,242,943	$ 5,226,303	$ 3,969,409
Portfolio turnover rate	326%	196%	113%	77%	106%

A Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class N

Years ended September 30,	2002	2001	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.97	$ 15.94	$ 14.72	$ 15.35
Income from Investment Operations
Net investment income (loss) D	-	(.03)	(.08)	-
Net realized and unrealized gain (loss)	(1.70)	(4.14)	2.83	(.63)
Total from investment operations	(1.70)	(4.17)	2.75	(.63)
Distributions from net investment income	(.02)	-	(.10)	-
Distributions from net realized gain	-	(1.80)	(1.43)	-
Total distributions	(.02)	(1.80)	(1.53)	-
Net asset value, end of period	$ 8.25	$ 9.97	$ 15.94	$ 14.72
Total Return B, C	(17.10)%	(28.32)%	19.13%	(4.10)%
Ratios to Average Net Assets F
Expenses before expense reductions	1.48%	1.50%	1.45%	1.35% A
Expenses net of voluntary waivers, if any	1.48%	1.50%	1.45%	1.35% A
Expenses net of all reductions	1.30%	1.44%	1.43%	1.33% A
Net investment income (loss)	(.01)%	(.23)%	(.51)%	(.07)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 65,844	$ 38,389	$ 19,225	$ 1,524
Portfolio turnover rate	326%	196%	113%	77%

A Annualized

B Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans and for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period April 30, 1999 (commencement of sale of Class N shares) to September 30, 1999.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2002

1. Significant Accounting Policies.

Destiny I and Destiny II (the funds) are funds of Fidelity Destiny Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. Each fund is authorized to issue an unlimited number of shares.

Each fund offers two classes of shares, Class O and Class N, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the funds, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of each fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. Shares of each fund are offered to the general public through Fidelity Systematic Investment Plans: Destiny Plans I and Destiny Plans II (the Plans), a unit investment trust with four series.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. Certain funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of each applicable fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year each fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to treatments for futures transactions, foreign currency transactions, market discount, non-taxable dividends, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end was as follows for each fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Destiny I	$ 3,279,937,233	$ 262,721,866	$ (746,991,700)	$ (484,269,834)
Destiny II	4,325,578,615	151,331,611	(632,587,710)	(481,256,099)
	Undistributed Ordinary Income	Capital Loss Carryforward	Total Distributable Earnings
Destiny I	$ 17,818,388	$ (805,799,300)	$ (1,272,250,746)
Destiny II	24,687,764	(351,334,469)	(807,902,804)

The tax character of distributions paid during the year was as follows:

Ordinary Income
Destiny I	$ 37,219,056
Destiny II	44,925,020

Change in Accounting Principle. Effective October 1, 2001, the funds, as applicable, adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The cumulative effect of this accounting change had no impact on total net assets of the funds, but resulted in an increase or (decrease) to the cost of securities held and a corresponding increase (decrease) to accumulated net undistributed realized gain (loss), based on securities held by the funds on October 1, 2001.

Fund	Cost of Securities/ Accumulated gain (loss)
Destiny II	$ 1,218,168

2. Operating Policies.

Repurchase Agreements. Fidelity Management and Research Company (FMR) has received an Exemptive order from the Securities and Exchange Commission which permits the funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Futures Contracts. Certain funds may use futures contracts to manage their exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of each applicable fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Annual Report

Notes to Financial Statements - continued

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the funds with investment management related services for which the funds pay a monthly management fee.

The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each fund's average net assets. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each fund's annual management fee rate expressed as a percentage of each fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Destiny I	.17%	.28%	.45%
Destiny II	.30%	.28%	.58%

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted a Distribution and Service Plan for Class N. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, service fees based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for providing shareholder support services. For the period, the service fee rates and the total amounts paid by FDC were as follows:

	Service Fee	Paid to FDC
Destiny I	.25%	$ 26,877
Destiny II	.25%	$ 145,354

Certain of the amounts paid to FDC may be returned to Class N of each fund. During the period, $5,261 was returned to Destiny II - Class N.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the funds. For Class O non-Destiny Plan accounts, FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC does not receive a fee for Class O Destiny Plan accounts. For Class N, FSC receives a fee based on monthly Plan payment amounts or per transaction that may not exceed an annual rate of .63% of the Class N shares' monthly average net assets. In addition, FSC pays for typesetting, printing, and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FSC:

Destiny I	Amount	% of Average Net Assets
Class O	$ 222,788.01
Class N	67,633.63
	$ 290,421
Destiny II	Amount	% of Average Net Assets
Class O	$ 192,465.01
Class N	365,718.63
	$ 558,183

Accounting and Security Lending Fees. FSC maintains each fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Destiny I	$ 4,272,877
Destiny II	$ 9,279,602

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. Certain funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

5. Committed Line of Credit.

Certain funds participate with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The funds have agreed to pay commitment fees on their pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

Certain funds lend portfolio securities from time to time in order to earn additional income. Each applicable fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on each applicable fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Certain security trades were directed to brokers who paid a portion of each applicable fund's expenses. In addition, through arrangements with each applicable fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

	Directed Brokerage	Custody expense reduction	Transfer Agent expense reduction

Destiny I	$ 1,606,372	$ 1,141	$ -
Class O	-	-	241
Destiny II	8,252,942	13,302	-
Class O	-	-	-

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended September 30,
Destiny I	2002	2001
From net investment income
Class O	$ 37,197,781	$ 35,501,102
Class N	21,275	7,907
Total	$ 37,219,056	$ 35,509,009
From net realized gain
Class O	$ -	$ 1,033,475,114
Class N	-	717,561
Total	$ -	$ 1,034,192,675

	Years ended September 30,
Destiny II	2002	2001
From net investment income
Class O	$ 44,833,224	$ 31,124,388
Class N	91,796	-
Total	$ 44,925,020	$ 31,124,388
From net realized gain
Class O	$ -	699,284,611
Class N	-	2,758,915
Total	$ -	$ 702,043,526

Annual Report

Notes to Financial Statements - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended September 30,		Years ended September 30,
Destiny I	2002	2001	2002	2001
Class O
Shares sold	9,465,650	10,684,344	$ 112,461,153	$ 163,882,083
Reinvestment of distributions	2,462,423	57,185,298	30,878,644	892,089,670
Shares redeemed	(28,877,985)	(30,751,922)	(342,714,783)	(471,359,914)
Net increase (decrease)	(16,949,912)	37,117,720	$ (199,374,986)	$ 584,611,839
Class N
Shares sold	879,062	407,590	$ 10,105,517	$ 6,031,201
Reinvestment of distributions	1,540	46,623	19,130	721,734
Shares redeemed	(75,452)	(27,460)	(872,612)	(399,232)
Net increase (decrease)	805,150	426,753	$ 9,252,035	$ 6,353,703

	Shares		Dollars
	Years ended September 30,		Years ended September 30,
Destiny II	2002	2001	2002	2001
Class O
Shares sold	33,695,767	33,276,875	$ 345,648,945	$ 410,790,176
Reinvestment of distributions	3,811,421	56,257,158	41,013,817	700,402,602
Shares redeemed	(29,982,185)	(30,459,153)	(308,252,989)	(370,432,873)
Net increase (decrease)	7,525,003	59,074,880	$ 78,409,773	$ 740,759,905
Class N
Shares sold	4,444,212	2,593,284	$ 44,577,018	$ 31,000,468
Reinvestment of distributions	7,375	223,123	78,405	2,751,105
Shares redeemed	(318,568)	(172,711)	(3,176,511)	(2,042,794)
Net increase (decrease)	4,133,019	2,643,696	$ 41,478,912	$ 31,708,779

10. Transactions with Affiliated Companies.

An affiliated company is a company which the fund has ownership of at least 5% of the voting securities. Information regarding transactions with affiliated companies is included in "Other Information" at the end of each applicable fund's Schedule of Investments.

Annual Report

Independent Auditors' Report

To the Trustees and Shareholders of Fidelity Destiny Portfolios: Destiny I and Destiny II:

We have audited the accompanying statements of assets and liabilities of Destiny I and Destiny II (funds of Fidelity Destiny Portfolios), including the portfolios of investments, as of September 30, 2002, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Destiny I and Destiny II as of September 30, 2002, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 5, 2002

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for William O. McCoy, each of the Trustees oversees 267 funds advised by FMR or an affiliate. Mr. McCoy oversees 269 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-433-0734.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (72)**

Year of Election or Appointment: 1984

President of Destiny I and Destiny II. Mr. Johnson also serves as President of other Fidelity funds. He is Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; a Director of Fidelity Management & Research (U.K.) Inc.; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director (1997) of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (40)**

Year of Election or Appointment: 2001

Senior Vice President of Destiny I (2001) and Destiny II (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Peter S. Lynch (59)

Year of Election or Appointment: 1990

Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee and President of the funds, is Abigail P. Johnson's father.

Annual Report

Trustees and Officers - continued

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (60)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of AT&T (2001), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute and of the Directorship Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (70)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (70)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (59)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), TRW Inc. (automotive, space, defense, and information technology), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines) and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (69)

Year of Election or Appointment: 1987

Mr. Kirk is a Public Governor of the National Association of Securities Dealers, Inc., and of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Stabilization Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (55)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (58)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and Chief Executive Officer (1999) and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman and C.E.O. of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial, 1997), Axcelis Technologies (semiconductors, 2000), and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

Marvin L. Mann (69)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage, 1997) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (68)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm, 1997) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (63)

Year of Election or Appointment: 2002

Mr. Stavropoulos also serves as a Trustee (2001) or Member of the Advisory Board (2000) of other investment companies advised by FMR. He is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions, 1997), BellSouth Corporation (telecommunications, 1997), and the Chemical Financial Corporation. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Executive Officers:

Correspondence intended for each executive officer may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation
John B. McDowell (43)

Year of Election or Appointment: 2002

Vice President of Destiny I and Destiny II. Mr. McDowell also serves as Vice President of certain Equity Funds (2002). He is Senior Vice President of FMR (1999), FMR Co., Inc. (2001), and Fidelity Management Trust Company (FMTC). Since joining Fidelity Investments in 1985, Mr. McDowell has worked as a research analyst and manager.

Karen Firestone (46)

Year of Election or Appointment: 2000

Vice President of Destiny I. Ms. Firestone is also Vice President of other funds advised by FMR. Prior to assuming her current responsibilities, Ms. Firestone managed a variety of Fidelity funds.

Adam Hetnarski (38)

Year of Election or Appointment: 2000

Vice President of Destiny II. Mr. Hetnarski is also Vice President of another fund advised by FMR. Prior to assuming his current responsibilities, Mr. Hetnarski managed a variety of Fidelity funds.

Eric D. Roiter (53)

Year of Election or Appointment: 1998

Secretary of Destiny I and Destiny II. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter was an Adjunct Member, Faculty of Law, at Columbia University Law School (1996-1997).

Maria F. Dwyer (43)

Year of Election or Appointment: 2002

Treasurer of Destiny I and Destiny II. She also serves as Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

John H. Costello (56)
Year of Election or Appointment: 1986 Assistant Treasurer of Destiny I and Destiny II. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (55)

Year of Election or Appointment: 2002

Assistant Treasurer of Destiny I and Destiny II. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), Compliance Officer of FMR Corp., and Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002) and Fidelity Management & Research (Far East) Inc. (1991-2002).

Thomas J. Simpson (44)

Year of Election or Appointment: 2000

Assistant Treasurer of Destiny I and Destiny II. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

A percentage of the dividends distributed during the fiscal year for the following funds qualifies for the dividends-received deduction for corporate shareholders:

Destiny I: Class O	100%
Destiny I: Class N	100%
Destiny II: Class O	100%
Destiny II: Class N	100%

The funds will notify shareholders in January 2003 of amounts for use in preparing 2002 income tax returns.

Annual Report

Fidelity
Destiny Portfolios:
Destiny I - Class N
Destiny II - Class N

82 Devonshire Street,
Boston, Massachusetts 02109

INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity Investments Japan Limited

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT

Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN

State Street Bank and Trust Company
Boston, MA

(Recycle graphic)   Printed on recycled paper

DESN-ANN-1102

1.730525.103